                                                                    Income Funds
                                                                   Annual Report
                                                For the year ended June 30, 1998



                                                    Ultra Short-Term Income Fund



                                                    Limited Volatility Bond Fund



                                                          Intermediate Bond Fund



                                                            Government Bond Fund



                                                                Income Bond Fund



                                                          Treasury & Agency Fund



                                                                   THE ONE GROUP
                                                          ----------------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

            - are not deposits or obligations of, or guaranteed by,
              BANC ONE CORPORATION or any of its affiliates,          [FDIC LOGO
                                                                      WITH SLASH
            - are not insured by the FDIC, and                        THOUGH IT]

            - are subject to investment risks, including possible
              loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Portfolio Performance Review...................................................2
Schedules of Portfolio Investments............................................14
Statements of Assets and Liabilities..........................................34
Statements of Operations......................................................36
Statements of Changes in Net Assets...........................................38
Statements of Cash Flows......................................................40
Notes to Financial Statements.................................................41
Financial Highlights..........................................................52
Report of Independent Accountants.............................................71

                   The One Group Ultra Short-Term Income Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
For the year ended June 30, 1998, the One Group Ultra Short-Term Income Fund Fiduciary share class posted a total return of 6.00%. (For information on other share classes and performance comparisons to indexes, please see page 3.)

WHAT HAPPENED WITH INTEREST RATES?
Interest rates declined during the year, as expectations of higher inflation and tighter monetary policy quickly gave way to disinflationary and credit-quality concerns due to the events in Asia. But, more important for the Fund, the U.S. yield curve flattened dramatically, causing significant refinancings of adjustable-rate mortgage (ARM) securities. For example, at the beginning of the year, the yields on the one-year Treasury bill and the 10-year Treasury note were 5.65% and 6.49%, respectively. By the end of the year, the yields had dropped to 5.37% and 5.45%, for a difference of only eight basis points (one basis point equals 1/100th of a percent.)

With interest rates falling and residential mortgage refinancings hitting all-time highs during the fiscal year, the Fund's SEC yield declined somewhat. On June 30, 1998, the Fund's SEC yield for the Fiduciary share class was 5.85%, compared to 6.08% a year earlier.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The increase in refinancings has caused a decline in the market value of most conventional ARMs. Within the ARM sector, certain COFI (Cost of Funds Index) ARMs were the only securities that outperformed because they exhibited more stable and predictable prepayment behavior. Asset-backed securities and commercial mortgages suffered somewhat in the fall of 1997, but they quickly rebounded and finished the year relatively strong.

As such, our primary efforts during the year were to reduce the Fund's exposure to conventional one-year ARMs and increase exposure to COFI ARMs, asset-backed securities, commercial mortgage-backed securities and corporate securities. This strategy helped us minimize share price volatility and enhance the Fund's yield.

We also chose to maintain the Fund's duration at 0.85 year throughout most of the year. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater price movement; a shorter duration indicates less.) While this is within our targeted duration range, the heavy prepayments experienced in the ARM market caused the Fund to behave as if it had a shorter duration. As a result, the Fund lost some price appreciation it would have captured if strong prepayments were not a factor.

WHAT IS YOUR OUTLOOK FOR THE FUND?
The current level of U.S. economic growth probably would have led the Federal Reserve to raise interest rates. Nevertheless, the developing recessions in Asia and Eastern Europe have led to significant declines in commodity prices and have created the potential for disinflation in the United States. Therefore, the U.S. yield curve is likely to remain flat until Asia shows signs of recovery or the U.S. economy slows down. But, if the economy slows down and Asia deteriorates, the yield curve could invert, meaning yields on shorter-term securities would be greater than yields on longer-term securities.

In this scenario, mortgage-backed and corporate spreads would likely be under some near-term pressure. In the mortgage market, refinancings could increase temporarily, and in the corporate market, Asian troubles could cause earnings to decline. Furthermore, any reduction in U.S. economic growth is likely to negatively affect corporate earnings and consumer spending. Therefore, we view any widening of spreads as opportunities.

/s/ Michael J. Sais
Michael J. Sais, CFA
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Ultra Short-Term Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/2/93)
  Fiduciary              6.00%       5.20%        5.18%

                          VALUE OF $10,00 INVESTMENT

                                                               Lehman
                                                            Brothers 1-3
                                                                Year
                     Measurement Period                      Government        Lipper ARM
                   (Fiscal Year Covered)                       Index           Funds Index          Fiduciary
2/93                                                           $10,000            $10,000            $10,000
6/93                                                            10,142             10,134             10,201
6/94                                                            10,297             10,190             10,421
6/95                                                            11,086             10,499             10,957
6/96                                                            11,693             10,961             11,571
6/97                                                            12,462             11,668             12,397
6/98                                                           $13,307            $12,289            $13,141

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (3/10/93)
  Class A                5.75%       4.98%        4.97%
  Class A*               2.52%       4.34%        4.37%

* Reflects 3.00% Sales Charge.

                          VALUE OF $10,00 INVESTMENT

                                                          Lehman
                                                       Brothers 1-3
                                                           Year
                Measurement Period                      Government        Lipper ARM
               (Fiscal Year Covered)                      Index          Funds Index         Class A*          Class A
3/93                                                     $10,000          $10,000            $ 9,700           $10,000
6/93                                                      10,111           10,109              9,842            10,146
6/94                                                      10,265           10,166             10,033            10,344
6/95                                                      11,052           10,474             10,519            10,845
6/96                                                      11,657           10,935             11,089            11,432
6/97                                                      12,423           11,640             11,866            12,233
6/98                                                     $13,265          $12,259            $12,548           $12,935

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   5.32%        4.66%
  Class B**                 2.32%        4.66%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,00 INVESTMENT

                                                          Lehman
                                                       Brothers 1-3
                                                           Year
                Measurement Period                      Government        Lipper ARM
               (Fiscal Year Covered)                      Index          Funds Index        Class B**          Class B
1/94                                                     $10,000           $10,000           $10,000           $10,000
6/94                                                       9,889             9,905             9,991             9,991
6/95                                                      10,648            10,206            10,468            10,468
6/96                                                      11,231            10,654            10,953            10,953
6/97                                                      11,969            11,342            11,634            11,634
6/98                                                     $12,780           $11,945           $12,252           $12,252

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Ultra Short Term Income Fund is measured against the Lehman Brothers 1 to 3 Year Government Index, an unmanaged index comprised of US Government and agency securities with maturities of one to three years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper ARM Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                   The One Group Limited Volatility Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
For the year ended June 30, 1998, The One Group Limited Volatility Bond Fund Fiduciary share class posted a total return of 6.59%. (For information on other share classes and performance comparisons to indexes, please see page 5.)

HOW DID INTEREST RATES INFLUENCE PERFORMANCE?
Interest rates among five-year securities (the area of the yield curve where the Fund is most heavily invested) declined 0.91 percentage points during the fiscal year. The Fund's Fiduciary share class 30-day SEC yield also declined, dropping from 6.18% on June 30, 1997, to 5.75% on June 30, 1998.

Because interest rates declined during the year, prices on most of the Fund's bonds appreciated and, therefore, added to the Fund's total return. (Bond prices and interest rates move inversely of each other. When rates fall, bond prices rise, and vice versa.) The only exceptions were the few Asian bonds in the Fund's portfolio, which declined in value when the Asian market crisis hit in 1997.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund's strategy included investing in securities that offered attractive yields within our maturity and high credit-quality guidelines. As such, we continued to emphasize government agency mortgage pass-through securities because they offered yield advantages over other government securities. And, we focused on 15-year, current coupon issues because they are less likely to be refinanced even if interest rates fall further. We also invested in asset-backed securities and high-grade corporate bonds, which provided an excellent combination of yield, total return and relative safety.

With interest rates declining, we maintained the Fund's duration in a range of
2.3 years to 2.5 years. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) This, coupled with the Fund's emphasis on yield, contributed to the Fund's solid return.

DID THE FUND'S OVERALL QUALITY CHANGE DURING THE YEAR?
Because the majority of the Fund's assets always are invested in U.S. government-related securities (69% of the portfolio at year-end), the Fund's average quality remains high. On June 30, 1998, 80% of the Fund's securities were rated AAA (the highest rating), 18% were rated A, and 2% were rated Baa, giving the Fund an overall quality rating of AA.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect positive economic growth to continue, but at a slower pace. This should help keep inflation low for the near-term, which should perpetuate the current interest-rate trading range and market status quo. In the corporate sector, though, a potential negative influence is the steady slowdown in corporate earnings growth, which could cause corporate yield spreads to widen. (Corporate spreads refer to the difference in yield between corporate bonds and comparable-maturity Treasury bonds. When spreads widen, prices on corporate bonds decline, and vice versa.) We believe a strong offset to this, though, is the healthy economy, which gives us reason not to abandon the corporate sector. As a precaution, we will focus on corporate bonds with maturities of five years or less.

/s/ Roger Craig
Roger Craig
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Limited Volatility Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (9/4/90)
  Fiduciary              6.59%       5.41%        7.03%

                          VALUE OF $10,000 INVESTMENT

                                                                Lehman
                                                             Brothers 1-3     Lipper Short US
                                                                 Year            Government
                     Measurement Period                       Government         Bond Funds
                   (Fiscal Year Covered)                        Index              Index            Fiduciary
9/90                                                           $10,000            $10,000            $10,000
6/91                                                            10,768             10,710             10,799
6/92                                                            11,881             11,730             12,068
6/93                                                            12,659             12,515             13,066
6/94                                                            12,852             12,668             13,170
6/95                                                            13,837             13,604             14,218
6/96                                                            14,595             14,309             14,947
6/97                                                            15,554             15,153             15,957
6/98                                                           $16,609            $16,136            $17,008

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                6.32%       5.13%        5.86%
  Class A*               3.16%       4.49%        5.35%

* Reflects 3.00% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                       Brothers 1-3    Lipper Short US
                                                           Year           Government
                Measurement Period                      Government        Bond Funds
               (Fiscal Year Covered)                      Index             Index             Class A*           Class A
2/92                                                     $10,000            $10,000            $ 9,700            $10,000
6/92                                                      10,284             10,274             10,045             10,356
6/93                                                      10,957             10,962             10,853             11,188
6/94                                                      11,123             11,096             10,906             11,243
6/95                                                      11,976             11,916             11,742             12,105
6/96                                                      12,632             12,534             12,314             12,694
6/97                                                      13,462             13,273             13,110             13,515
6/98                                                     $14,375            $14,134            $13,935            $14,368

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   5.98%        4.75%
  Class B**                 2.98%        4.75%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                       Brothers 1-3    Lipper Short US
                                                           Year           Government
                Measurement Period                      Government        Bond Funds
               (Fiscal Year Covered)                      Index             Index             Class B**          Class B
1/94                                                     $10,000            $10,000            $10,000            $10,000
6/94                                                       9,889              9,874              9,819              9,819
6/95                                                      10,648             10,603             10,524             10,524
6/96                                                      11,231             11,153             10,974             10,974
6/97                                                      11,969             11,811             11,604             11,604
6/98                                                     $12,780            $12,578            $12,297            $12,297

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Limited Volatility Bond Fund is measured against the Lehman Brothers 1 to 3 Year Government Index, an unmanaged index comprised of US Government and agency securities with maturities of one to three years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Short US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                      The One Group Intermediate Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Intermediate Bond Fund Fiduciary share class offered a total return of 8.71% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 7.)

HOW DID MARKET DEVELOPMENTS INFLUENCE PERFORMANCE?
Throughout the year, three key trends developed in the bond market:

1. Interest rates, in general, declined, resulting in gains for most bonds and an overall increase in the Fund's net asset value (NAV).

2. Lower interest rates led to a rise in homeowner refinancing activity, which caused the performance on many higher-rate mortgage-backed bonds to suffer.

3. Many foreign economies, especially those in Asia, fell into recession, and prices declined on many Yankee bonds (U.S. dollar-denominated foreign bonds) associated with these markets.

Overall, the positive influence from the drop in interest rates had a greater impact on the Fund's performance than the negative influence from holding select mortgage and Yankee bonds.

While the Fund enjoyed a solid total return and an approximately 2.0% gain in NAV for the one year period, the declining interest rate environment pushed the Fund's yield slightly lower-from 6.35% on June 30, 1997, to 5.90% on June 30, 1998.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Once again, duration management remained a key strategy in generating return and controlling risk. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We managed the Fund's duration within a tight, shorter-than-market-average range during the year, which limited some of the price gains that occurred mid-year when interest rates fell. While we do manage the Fund's exposure to changes in interest rates, we also purposely limit the degree to which we alter duration. We believe these risk-control guidelines protect us from making ill-timed "bets" on the magnitude and direction of possible interest rate movements.

Nevertheless, the Fund's strong yield helped make up for the effects of our shorter duration. Furthermore, the Fund's holdings in long-duration U.S. Treasury and corporate bonds and select commercial mortgage-backed securities helped overall performance during the year.

Another key move during the Fund's fiscal year occurred in early 1998, when we reduced the Fund's small exposure to Asian Yankee bonds, which deteriorated along with many Asian economies. By fiscal year-end, the Fund held about 1.5% of its assets in Asian-based Yankee bonds, all of which maintained investment-grade quality ratings (rated BBB or better).

WHAT IS YOUR OUTLOOK FOR THE FUND?
Our forecast calls for the U.S. economy to maintain its steady, albeit slower, growth pattern over the next year. As a result, inflation should remain tame and interest rates stable to lower.

At the same time, the prospect for unfavorable developments has risen. For example, the economy is operating at employment levels that typically lead to increasing rates of inflation. This, however, is being offset by economic recession in many Asian countries. While we remain optimistic, unexpected changes in these or other important economic dynamics could lead to greater-than-expected volatility in the U.S. financial markets.

/s/ James A. Sexton
James A. Sexton, CFA
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                      The One Group Intermediate Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/29/92)
  Fiduciary              8.71%       6.08%        6.96%

                          VALUE OF $10,000 INVESTMENT

                                                                 Lehman              Lipper
                                                                Brothers         Inertmediate US
                                                              Intermediate         Government
                     Measurement Period                   Government/Corporate     Bond Funds
                   (Fiscal Year Covered)                       Bond Index             Index            Fiduciary
2/92                                                             $10,000              $10,000            $10,000
6/92                                                              10,355               10,307             10,300
6/93                                                              11,442               11,357             11,400
6/94                                                              11,413               11,162             11,315
6/95                                                              12,597               12,260             12,463
6/96                                                              13,228               12,786             13,080
6/97                                                              14,182               13,670             14,084
6/98                                                             $15,394              $14,959            $15,310

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (11/30/94)
  Class A                   8.47%        8.66%
  Class A*                  3.58%        7.26%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                            Lehman              Lipper
                                                           Brothers        Intermediate US
                                                         Intermediate         Government
                Measurement Period                   Government/Corporate     Bond Funds
               (Fiscal Year Covered)                      Bond Index            Index             Class A*            Class A
11/94                                                      $10,000              $10,000           $  9,550            $10,000
6/95                                                        10,999               10,984             10,533             11,029
6/96                                                        11,550               11,480             11,036             11,556
6/97                                                        12,383               12,274             11,853             12,411
6/98                                                       $13,441              $13,431            $12,850            $13,462

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (11/30/94)
  Class B                   7.78%        7.59%
  Class B**                 3.78%        6.90%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                            Lehman               Lipper
                                                           Brothers         Intermediate US
                                                         Intermediate          Government
                Measurement Period                   Government/Corporate      Bond Funds
               (Fiscal Year Covered)                         Bond                Index             Class B**           Class B
11/94                                                       $10,000              $10,000            $10,000            $10,000
6/95                                                         10,999               10,984             10,845             10,845
6/96                                                         11,550               11,480             11,290             11,290
6/97                                                         12,383               12,274             12,061             12,061
6/98                                                        $13,441              $13,431            $12,699            $12,999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               8.20%
  Class C**                             7.20%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                            Lehman                Lipper
                                                           Brothers          Intermediate US
                                                         Intermediate           Government
                Measurement Period                   Government/Corporate       Bond Funds
               (Fiscal Year Covered)                         Bond                 Index            Class C**           Class C
11/97                                                       $10,000              $10,000            $10,000            $10,000
6/98                                                        $10,430              $10,455            $10,719            $10,819

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index comprised of US Government agency and Treasury securities and investment grade corporate bonds. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Intermediate US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                       The One Group Government Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Government Bond Fund Fiduciary share class posted a total return of 10.81% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 9.)

WHAT HAPPENED TO INTEREST RATES?
Interest rates declined significantly during the year, as demonstrated by the yield on 10-year Treasury notes, which dropped from 6.49% to 5.45%, and five-year Treasury notes, which fell from 6.37% to 5.47%. The Fund's Fiduciary share class 30-day SEC yield also declined, from 6.24% on June 30, 1997, to 5.88% on June 30, 1998.

In addition, the yield curve flattened during the year, as the difference in yield between one- and 10-year Treasuries went from 85 basis points at the beginning of the year to only eight basis points at the end of the year. (One basis point equals 1/100th of a percent.)

WHAT AFFECT DID THE RATE DECLINE HAVE ON THE FUND'S INVESTMENTS?
The decline in interest rates put pressure on mortgage spreads, as fear of increasing supply due to refinancings and record interest rate volatility permeated the market. (The trading of fixed-rate mortgages is based on spreads, or the difference in yield between mortgage-backed securities and Treasury securities with the same average life.) The mortgage prepayment surge had the effect of rapidly shortening duration on the Fund's mortgage-backed securities, which forced us to frequently readjust the Fund's mortgage holdings. (Duration is a measure of price sensitivity to interest rate changes. A shorter duration indicates less sensitivity; a longer duration indicates greater sensitivity.)

Despite the level of prepayments, mortgage-backed securities returned 8.93% for the year. The Fund's return surpassed this, without making an extraordinary duration or asset-mix commitment.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Throughout the year we maintained investments in U.S. Treasuries, agency securities and agency-issued mortgage-backed securities. Thus, the impact of the Asian crisis on the Fund was realized in the strong performance of Treasury securities, which benefited from the flight-to-quality environment.

We maintained the Fund's duration in a tight band around our five-year target, which limited price movements caused by interest-rate volatility. This strategy is a reflection of the Fund's greater emphasis on yield than price appreciation.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the economy to moderate eventually and yields to decline further. Nevertheless, we don't foresee this having a significant effect on the Fund's overall strategy. We may focus on different types of mortgage-backed securities in response to economic and market conditions, but we plan to largely maintain the Fund's current sector allocations. Any changes should be tactical in nature, rather than strategic or stylistic. We believe that the Fund's emphasis on yield and tight duration should continue to serve investors well.

/s/ Michael J. Sais
Michael J. Sais, CFA
Fund Manager

/s/ Thomas E. Donne
Thomas E. Donne, CFA
Fund Co-Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                       The One Group Government Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/8/93)
  Fiduciary             10.81%       6.27%        6.48%

                          VALUE OF $10,000 INVESTMENT

                                                               Salomon          Lipper US
                                                             Brothers 3-7       Government
                     Measurement Period                          Year           Bond Funds
                   (Fiscal Year Covered)                    Treasury Index        Index             Fiduciary
3/93                                                           $10,000            $10,000            $10,000
6/93                                                            10,275             10,289             10,351
6/94                                                            10,174              9,973             10,068
6/95                                                            11,275             11,028             11,281
6/96                                                            11,790             11,440             11,710
6/97                                                            12,623             12,256             12,659
6/98                                                           $13,701            $13,477            $14,027

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (3/5/93)
  Class A               10.54%       5.98%        5.95%
  Class A*               5.53%       5.01%        5.03%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                         Salomon          Lipper US
                                                       Brothers 3-7       Government
                Measurement Period                    Year Treasury       Bond Funds
               (Fiscal Year Covered)                      Index             Index              Class A*           Class A
3/93                                                      $10,000            $10,000            $ 9,550            $10,000
6/93                                                       10,237             10,252              9,713             10,171
6/94                                                       10,136              9,937              9,406              9,849
6/95                                                       11,233             10,989             10,519             11,015
6/96                                                       11,746             11,399             10,896             11,410
6/97                                                       12,576             12,212             11,749             12,303
6/98                                                      $13,650            $13,428            $12,986            $13,598

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   9.86%        5.70%
  Class B**                 5.86%        5.33%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                         Salomon           Lipper US
                                                       Brothers 3-7        Government
                Measurement Period                    Year Treasury        Bond Funds
               (Fiscal Year Covered)                      Index              Index             Class B**          Class B
1/94                                                      $10,000            $10,000            $10,000            $10,000
6/94                                                        9,560              9,377              9,501              9,501
6/95                                                       10,595             10,369             10,566             10,566
6/96                                                       11,079             10,757             10,877             10,877
6/97                                                       11,862             11,524             11,654             11,654
6/98                                                      $12,875            $12,672            $12,602            $12,802

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Government Bond Fund is measured against the Salomon Brothers 3 to 7 Year Treasury Index, an unmanaged index comprised of US Government agency and Treasury securities and agency mortgaged-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                         The One Group Income Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
For the year ended June 30, 1998, The One Group Income Bond Fund Fiduciary share class posted a total return of 7.97%. (For information on other share classes and performance comparisons to indexes, please see page 11.)

In general, interest rates declined by approximately one percentage point during the fiscal year. The Fund's Fiduciary share class 30-day SEC yield also declined, dropping from 6.70% on June 30, 1997, to 6.13% on June 30, 1998.

WAS THERE A PARTICULAR TYPE OF SECURITY THAT AFFECTED PERFORMANCE?
Even though the Fund's yield fell, it remained attractive due to the Fund's emphasis on higher-yielding investment-grade securities. Included among those securities are Yankee bonds (U.S. dollar-denominated foreign bonds), which performed well and contributed greatly to the Fund's total return until the fourth quarter of 1997. As the financial crisis overtook Asia, the value of the Fund's Asian Yankee bonds declined rapidly and, at 10% of Fund assets, caused significant underperformance. Once prices stabilized and began to improve, we implemented a control strategy for these bonds, reducing them to only 1.5% of Fund assets. This measured reduction caused the Fund's performance to return to above-average.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund's strategy is to try to maintain a relatively stable duration of approximately 4.6 years and to enhance yield through a widely diversified portfolio of corporate bonds and mortgage securities. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We purposely avoid making significant changes to the Fund's duration, because we manage the Fund primarily to maximize income, rather than to seek capital gains by making "bets" on interest rate movements. We try to maintain a neutral duration and position the Fund to earn a relatively good rate of interest income.

This strategy has worked well, as the Fund has been able to generate incremental returns without incurring additional interest rate risk. At the same time, the strategy involves some exposure to credit risk, which, for short periods of time, may adversely affect returns, as witnessed in late-1997. But, over full interest rate and credit cycles, the strategy has proven successful to date.

DID THE FUND'S OVERALL QUALITY CHANGE DURING THE YEAR?
In April 1997, shareholders approved a measure that allows the Fund to invest up to 30% of its assets in high-yield securities, or those rated BB or B. As outlined at that time, the Fund's entry into this sector will be slow and measured. Since then, we have added a 4% exposure to BB-rated bonds.

The Fund maintained a good quality profile during the fiscal year, with 52% of its assets invested in securities rated AAA; 5% in those rated AA; 16% in A-rated; 23% in BBB-rated; and 4% in BB-rated. The Fund's overall quality rating was A+ at the end of the year.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Moving forward, we expect economic growth to continue, but at a slower pace. We also expect inflation to remain low for the near term. The bond market environment is likely to be characterized as a "trading range," which is a market that doesn't change much. In such a climate, higher-yielding securities typically produce better results.

In the corporate sector, a potential negative influence is the steady decline in corporate earnings growth, which could cause corporate yield spreads to widen. (Corporate spreads refer to the difference in yield between corporate bonds and comparable-maturity Treasury bonds. When spreads widen, prices on corporate bonds decline, and vice versa.) A strong offset to this, though, is the healthy economy, which gives us reason not to abandon this sector. As a precaution, we will focus on corporate bonds with maturities of five years or less. In the mortgage market, most of the Fund's recent purchases have been 15-year, current coupon issues, which we believe are less likely to be refinanced even if interest rates fall further.

/s/ Roger Craig
Roger Craig
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                         The One Group Income Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (7/2/87)
  Fiduciary             7.97%     5.85%     7.63%      7.30%

                          VALUE OF $10,000 INVESTMENT

                                                                                 Lipper
                                                               Lehman         Inertmediate
                                                              Brothers         Investment
                     Measurement Period                    Aggregate Bond      Grade Bond
                   (Fiscal Year Covered)                       Index          Funds Index        Fiduciary
6/88                                                          $10,000            $10,000          $10,000
6/89                                                           11,222             11,005           10,732
6/90                                                           12,103             11,632           11,417
6/91                                                           13,397             12,632           12,467
6/92                                                           15,278             14,394           14,193
6/93                                                           17,079             16,087           15,701
6/94                                                           16,857             15,872           15,352
6/95                                                           18,972             17,634           17,086
6/96                                                           19,923             18,492           17,876
6/97                                                           21,547             19,901           19,324
6/98                                                          $23,818            $21,817          $20,864

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                7.82%       5.60%        6.64%
  Class A*               3.00%       4.63%        5.87%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                                                         Brothers         Investment
                Measurement Period                    Aggregate Bond      Grade Bond
               (Fiscal Year Covered)                      Index          Funds Index            Class A*          Class A
2/92                                                      $10,000            $10,000            $ 9,550            $10,000
6/92                                                       10,345             10,356              9,901             10,368
6/93                                                       11,564             11,574             10,948             11,464
6/94                                                       11,413             11,420             10,693             11,197
6/95                                                       12,845             12,688             11,859             12,418
6/96                                                       13,490             13,305             12,365             12,947
6/97                                                       14,589             14,319             13,335             13,964
6/98                                                      $16,127            $15,702            $14,381            $15,052

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   7.13%        5.07%
  Class B**                 3.13%        4.70%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                             Lipper
                                                          Lehman          Intermediate
                                                         Brothers          Investment
                Measurement Period                    Aggregate Bond       Grade Bond
               (Fiscal Year Covered)                      Index           Funds Index         Class B**           Class B
1/94                                                      $10,000            $10,000            $10,000            $10,000
6/94                                                        9,485              9,488              9,471              9,471
6/95                                                       10,675             10,542             10,478             10,478
6/96                                                       11,211             11,055             10,860             10,860
6/97                                                       12,124             11,897             11,637             11,637
6/98                                                      $13,402            $13,046            $12,274            $12,466

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Income Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Investment Grade Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                      The One Group Treasury & Agency Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
For the year ended June 30, 1998, The One Group Treasury & Agency Fund Fiduciary share class returned 7.91%. (For information on other share classes and performance comparisons to indexes, please see page 13.)

In response to the weakening global economy led by the turmoil in Asia, market yields generally declined during the year and bond prices increased. Following suit, the Fund's share price increased by approximately 1%, and the Fund's 30-day SEC yield declined from 6.04% on June 30, 1997, to 5.37% on June 30, 1998 (Fiduciary share class).

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
With a focus on Treasuries, our primary strategy during the year was to select those Treasury securities that offered the highest potential return. To do this, we analyzed the yield differentials and possible future dynamics for Treasury securities of different maturities. Our research indicated that Treasuries in the one- to two-year, four-year and seven- to eight-year maturity ranges were the most attractive, and we subsequently purchased those securities.

We also invested in select federal agency securities, which provided some yield advantage over Treasuries. In addition, we invested in certain callable securities when our analysis indicated that the return potential more than compensated for any chance that the security may be "called" prior to maturity. (The call feature refers to the bond issuer's right to repay, or "call," the bond before the scheduled maturity date. Securities that have this feature typically offer higher yields in return for the call risk.) In fact, the best relative performance came from callable federal agency bonds. The Fund benefited from the relatively higher yields on these securities, and, because interest rates only moved down modestly, the securities were not called.

We maintained the Fund's duration close to its target of 2.9 years, except during the fourth quarter of 1997, when concerns about events in Asia caused us to lower duration to 2.6 years. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) As it turned out, Asia had a greater impact on slowing the U.S. economy than we originally expected, so we brought the Fund's duration back to 2.9 years. This enabled the Fund to experience greater benefits from the declining rate environment.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect market yields and bond prices to fluctuate, but not to change significantly from today's levels. As such, we plan to maintain the Fund's duration of 2.9 years into fiscal year 1999. It's likely that we will increase the Fund's agency holdings to capture yield advantages over Treasuries. In addition, we will continue to invest in callable securities, as we do not expect dramatic fluctuations in the bond market.

/s/ Scott E. Grimshaw
Scott E. Grimshaw
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                      The One Group Treasury & Agency Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (4/30/88)
  Fiduciary             7.91%     6.30%     7.42%      7.39%

                          VALUE OF $10,000 INVESTMENT

                                                                Lehman
                                                               Brothers
                     Measurement Period                      Intermediate
                   (Fiscal Year Covered)                    Treasury Index      Lipper Mix         Fiduciary
6/88                                                           $10,000            $10,000            $10,000
6/89                                                            11,005             11,005             10,904
6/90                                                            11,844             11,834             11,715
6/91                                                            13,082             12,876             12,804
6/92                                                            14,767             14,104             14,132
6/93                                                            16,263             15,048             15,073
6/94                                                            16,232             15,232             15,313
6/95                                                            17,809             16,356             17,047
6/96                                                            18,679             17,205             17,730
6/97                                                            19,961             18,219             18,962
6/98                                                           $21,642            $19,402            $20,462

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (4/30/88)
  Class A               8.10%     6.16%     7.21%      7.18%
  Class A*              4.85%     5.53%     6.88%      6.86%

* Reflects 3.00% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                  Treasury Index        Lipper Mix          Class A*           Class A
6/88                                                      $10,000            $10,000            $ 9,700            $10,000
6/89                                                       11,005             11,005             10,540             10,866
6/90                                                       11,844             11,834             11,310             11,660
6/91                                                       13,082             12,876             12,326             12,707
6/92                                                       14,767             14,104             13,569             13,989
6/93                                                       16,263             15,048             14,427             14,873
6/94                                                       16,232             15,232             14,637             15,090
6/95                                                       17,809             16,356             16,230             16,732
6/96                                                       18,679             17,205             16,843             17,364
6/97                                                       19,961             18,219             17,994             18,551
6/98                                                      $21,642            $19,402            $19,452            $20,054

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (4/30/88)
  Class B               7.33%     5.59%     6.66%      6.63%
  Class B**             4.33%     5.59%     6.66%      6.63%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                  Treasury Index       Lipper Mix          Class B**           Class B
6/88                                                      $10,000            $10,000            $10,000            $10,000
6/89                                                       11,005             11,005             10,813             10,813
6/90                                                       11,844             11,834             11,539             11,539
6/91                                                       13,082             12,876             12,525             12,525
6/92                                                       14,767             14,104             13,719             13,719
6/93                                                       16,263             15,048             14,515             14,515
6/94                                                       16,232             15,232             14,636             14,636
6/95                                                       17,809             16,356             16,176             16,176
6/96                                                       18,679             17,205             16,695             16,695
6/97                                                       19,961             18,219             17,747             17,747
6/98                                                      $21,642            $19,402            $19,048            $19,048

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of the Treasury & Agency Collective Trust Fund for the period prior to the commencement of operations of the Treasury & Agency Fund on January 20, 1997, adjusted to reflect the deduction of fees and expenses (absent any waivers) applicable to the Fiduciary, Class A and Class B shares of the Treasury & Agency Fund. The Treasury & Agency Collective Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the Treasury & Agency Collective Trust Fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Treasury & Agency Fund is measured against the Lehman Brothers Intermediate Treasury Index, an unmanaged index comprised of US Treasury-issued securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper Intermediate Treasury Bond Funds Index from April 1988 through December 1989. Thereafter, the data is from the Lipper Short US Government Bond Funds Index which corresponds with the initiation of the Index on January 1, 1989. The Lipper Indices consist of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
ASSET BACKED SECURITIES (20.1%):
 $   718    Auto Finance Group, Inc., Series
              1997-B, Class B, 6.40%,
              2/15/03........................  $    719
   1,437    Auto Finance Group, Inc., Series
              1997-B, Class C, 7.00%,
              2/15/03........................     1,418
   1,897    Countrywide Home Equity, Series
              1997-D, Class A, 5.86%,
              12/15/23*......................     1,897
   4,157    Greentree Financial Home Equity
              Loan, Series 1997-D, 5.88%,
              9/15/28*.......................     4,157
   4,776    Greentree Financial Home Equity
              Loan, Series 1998-B, Class A1B,
              ARM, 5.88%, 11/15/29*..........     4,774
   2,732    Hyundai Auto Receivables Trust,
              Series 1998-A, Class A1, 5.90%,
              4/15/01........................     2,730
   2,000    Loop Funding Master Trust I,
              Series 1997-A144, Class C1,
              6.44%, 12/26/07*...............     2,000
   5,000    MBNA Master Credit Card Trust,
              Series 1997-E, Class B, 5.94%,
              9/15/04*.......................     5,000
   2,242    Merrill Lynch Home Equity Loan,
              Series 1997-1, Class A, 5.83%,
              9/25/27*.......................     2,242
     747    Morgan Stanley Capital Issue,
              Series 1997-C1, Class A2,
              6.05%, 2/15/20*................       745
   3,000    People's Bank Credit Card Master
              Trust, Series 1997-2, Class B,
              5.98%, 4/15/05*................     2,999
   1,283    Structured Asset Securities
              Corp., Series 1997-1, Class B2,
              6.52%, 11/15/26*...............     1,291
     886    Structured Asset Securities
              Corp., Series 1997-C1, Class D,
              6.26%, 8/25/00*................       886
   1,942    Structured Asset Securities
              Corp., Series 1998-C2A, Class
              C, 6.09%, 1/25/01*.............     1,941

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,969    Structured Asset Securities
              Corp., Series 1998-C2A, Class
              D, 6.26%, 1/25/01*.............  $  1,968
   5,000    Student Loan Marketing Assoc.,
              Series 1997-3, 6.02%,
              10/25/12*......................     5,007
   3,697    The Money Store Home Equity
              Trust, Series 1993-D, Series
              A2, 5.08%, 2/15/18.............     3,655
     286    UCFC Home Equity Loan, Series
              1993-B2, Class A2, 6.20%,
              7/25/14........................       285
                                               --------
                Total Asset Backed Securities    43,714
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (14.8%):
   3,543    AMAC, Series 1998-1, Class A5,
              6.50%, 4/25/28.................     3,560
   2,058    American Housing Trust, Series
              VII, Class D, 9.25%,
              11/25/20.......................     2,357
   1,103    Chemical Mortgage Acceptance
              Corp., Series 1988-2, Class A,
              7.46%, 5/25/18*................     1,131
   3,276    Citicorp Mortgage Securities,
              Series 1988-17, Class A1,
              7.29%, 11/25/18*...............     3,328
   2,007    First Boston Mortgage Securities,
              Series 1992-5, Class 2A, 7.67%,
              1/25/23*.......................     2,056
   5,000    GE Capital Mortgage Services,
              Inc., Series 1998-10, Class
              1A2, 6.50%, 5/25/28............     5,021
   2,679    Glendale Federal Bank, Series
              1990-1, Class A, 7.11%,
              10/25/29*......................     2,727
   2,000    Nomura Depositor Trust, Series
              1998-ST1, Class A2, 6.08%,
              1/15/03*.......................     2,002
   1,595    Nomura Mortgage Capital Corp.,
              Series 1990-1, Class H, 7.00%,
              6/17/20........................     1,621
     510    Prudential Home Mortgage
              Securities, Series 1992-45,
              Class A4, 6.50%, 1/25/00.......       512

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,882    Salomon Brothers Mortgage
              Securities, Series 1987-2,
              Class A, 7.09%, 12/25/17*......  $  2,932
   3,926    Salomon Brothers Mortgage
              Securities, Series 1988-2,
              Class A, 6.70%, 6/25/18*.......     3,907
   1,105    Sears Mortgage Securities Corp.
              Services, Series 1992-18A,
              Class A3, 7.78%, 9/25/22*......     1,125
                                               --------
    Total Collateralized Mortgage Obligations    32,279
                                               --------
CORPORATE BONDS (3.2%):
Financial Services (3.2%):
   2,000    Lehman Brothers Holdings, 6.21%,
              6/3/02*........................     1,987
   5,000    MBNA Corp., 6.29%, 5/23/03*......     5,015
                                               --------
                        Total Corporate Bonds     7,002
                                               --------
U.S. GOVERNMENT AGENCY MORTGAGES (61.2%):
Federal Home Loan Mortgage Corp. (16.6%):
   1,934    6.00%, 10/1/00, Gold Pool
              #G50424........................     1,950
     971    7.50%, 7/15/06, Series 1106,
              Class E........................       995
   2,000    6.50%, 5/15/09, Series 1628 LC...     2,072
   3,393    8.00%, 12/1/09, Pool #G10314.....     3,509
      95    8.00%, 1/1/10, Pool #E00355......        98
   2,671    8.00%, 1/1/10, Pool #G10307......     2,762
     358    8.00%, 4/1/10, Pool #E00371......       370
   2,229    7.86%, 5/1/18, Pool #840160, 1
              Year CMT ARM*..................     2,305
   7,380    3.50%, 11/15/21, Series 1584
              HA.............................     6,481
     413    6.91%, 12/1/21, Pool #645083, 1
              Year CMT ARM*..................       415
   3,943    7.79%, 2/1/23, Pool #845297......     4,089
   4,894    6.14%, 12/15/23, Series 1637 LG,
              CMO*...........................     4,839
   2,110    9.00%, 2/1/25, Pool #C00387......     2,248
   4,014    6.44%, 6/1/26, Pool #785586, 1
              Year CMT ARM*..................     4,051
                                               --------
                                                 36,184
                                               --------
Federal National Mortgage Assoc. (32.6%):
     295    6.50%, 11/1/03, Pool #44174......       302
   1,281    5.75%, 9/1/06, Pool #411526......     1,271
   1,804    6.50%, 4/1/16, Pool #344051......     1,814
     908    6.75%, 3/1/17, Pool #47109, 1
              Year CMT ARM*..................       921
   1,501    7.01%, 5/1/18, Pool #75505, 6
              Month T-Bill ARM*..............     1,548

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $   421    6.82%, 6/1/18, Pool #70793, 6
              Month T-Bill ARM*..............  $    436
   2,542    7.12%, 1/1/20, Pool #90031, 1
              Year CMT ARM*..................     2,600
   1,828    6.25%, 1/25/20, Series 1993-102
              G..............................     1,840
   1,676    7.70%, 5/1/20, Pool #96195*......     1,725
   5,346    7.18%, 7/1/20, Pool #133558, 1
              Year CMT ARM* (b)..............     5,466
   2,428    7.35%, 12/1/20, Pool #116590, 1
              Year CMT ARM*..................     2,501
   2,689    6.60%, 12/25/20, Series 1990-145,
              Class A, CMO*..................     2,705
   1,519    7.30%, 4/1/21, Pool #70983, 1
              Year CMT ARM*..................     1,554
     957    9.00%, 8/1/21, Pool #348983......     1,001
     878    7.81%, 11/1/21, Pool #124510, 1
              Year CMT ARM*..................       919
     421    7.75%, 11/1/22, Pool #193013, 1
              Year CMT ARM*..................       434
   2,309    7.31%, 3/1/23, Pool #202670,
              6 Month CD ARM*................     2,397
   1,352    7.54%, 11/1/23, Pool #241828,
              6 Month CD ARM*................     1,396
     578    8.50%, 7/1/24, Pool #342036......       606
   1,056    8.50%, 10/1/24, Pool #345876.....     1,105
   1,265    9.00%, 4/1/25, Pool #370122......     1,323
     778    7.63%, 7/1/25, Pool #326092, 1
              Year CMT ARM*..................       806
   1,190    9.00%, 8/1/25, Pool #361354......     1,245
   4,784    7.63%, 6/1/26, Pool #313555*.....     4,897
   1,315    7.48%, 11/1/26, Pool #363030, 1
              Year CMT ARM*..................     1,346
   3,081    6.29%, 3/18/27, Series 1997-7 FB,
              CMO*...........................     3,084
   3,725    7.27%, 7/1/27, Pool #70179, 1
              Year CMT ARM*..................     3,841
   4,600    7.00%, 12/1/25, Pool #315687,
              COFI ARM TBA...................     4,629
   4,101    6.22%, 10/1/28, Pool #67694, COFI
              ARM*...........................     4,130
   4,567    6.20%, 8/1/29, Pool #303742*.....     4,598
   3,981    7.66%, 1/1/31, Pool #124945, 1
              Year CMT ARM*..................     4,155
   4,146    6.22%, 5/1/36, Pool #313600*.....     4,175
                                               --------
                                                 70,770
                                               --------
Government National Mortgage Assoc. (12.0%):
   1,830    9.00%, 11/15/24, Pool #780029....     1,988
      45    6.88%, 2/20/27, Pool #80045......        46

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $13,883    6.00%, 7/20/27, Pool #80094, 1
              Year CMT ARM...................  $ 14,143
   4,864    8.00%, 10/15/27, Pool #412336....     5,043
   4,754    6.00%, 11/20/27, Pool #80136*....     4,831
                                               --------
                                                 26,051
                                               --------
       Total U.S. Government Agency Mortgages   133,005
                                               --------
YANKEE & EURODOLLAR (1.0%):
   1,275    BHN, Series 1997-1, Class A1,
              7.10%, 3/25/11*................     1,264
   1,000    Poland (Discount Brady), 6.69%,
              10/27/24*......................       980
                                               --------
                    Total Yankee & Eurodollar     2,244
                                               --------

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
REPURCHASE AGREEMENTS (1.7%):
 $ 3,724    Prudential Securities, 6.10%,
              7/1/98 (Collateralized by
              $3,833 U.S. Treasury Bills,
              9/3/98, market value $3,799)...  $  3,724
                                               --------
                  Total Repurchase Agreements     3,724
                                               --------
                    Total (Cost $221,196) (a)  $221,968
                                               ========

------------

Percentages indicated are based on net assets of $217,411.
(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $1,206
                   Unrealized depreciation.....................................    (434)
                                                                                 ------
                   Net unrealized appreciation.................................  $  772
                                                                                 ======

(b) Serves as collateral for futures contracts.

At June 30, 1998, the Portfolio's open futures contracts were as follows:

                                                                                          CURRENT
                    NUMBER                                                     OPENING     MARKET
                      OF                                                      POSITIONS    VALUE
                   CONTRACTS                   CONTRACT TYPE                    (000)      (000)
                   ---------                   -------------                    -----      -----
                      50       Short U.S. 5 Year Note March, 1998 Futures     $ (5,463)   $ (5,484)
                      75       Short U.S. 2 Year Note March, 1998 Futures      (15,605)    (15,628)
                                                                              --------    --------
                                                                              $(21,068)   $(21,112)
                                                                              ========    ========

 * The interest rate, for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

ARM  Adjustable Rate Mortgage
CD   Certificate of Deposit
CMO  Collateralized Mortgage Obligation
CMT  Collateralized Mortgage Trust
COFI Cost of Funds Index
TBA  To be announced

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
ASSET BACKED SECURITIES (13.1%):
 $ 1,488    Bay View Auto Trust, Series 97-RA1,
              Class A1, 6.29%, 12/15/01........  $  1,488
   2,985    Case Equipment Loan Trust, Series
              96-A, Class A2, 5.50%, 2/15/03...     2,981
   5,000    CIT RV Trust, Series 1998-A, Class
              B, 6.29%, 1/15/17................     5,003
   5,000    Citibank Credit Card Master Trust,
              Series 1998-1, Class B, 5.88%,
              1/15/03..........................     4,987
   7,750    Citibank, Master Trust, Series
              97-9, Class A, 0.00%, 8/15/06....     5,370
   3,700    Consumer Portfolio Services, Series
              1997-2 A, 6.65%, 10/15/02........     3,730
   2,073    Countrywide Asset-Backed
              Certificate, 6.53%, 2/25/14......     2,077
   5,045    DVI Equipment Receivables Trust,
              Series 1997-A, Class A, 6.45%,
              1/15/04..........................     5,069
   3,909    Fifth Third Auto Grantor Trust,
              1996-A, Class A, 6.20%,
              9/15/01..........................     3,923
   3,320    Fifth Third Auto Grantor Trust,
              1996-B, Class A, 6.45%,
              3/15/02..........................     3,338
   5,000    Ford Motor Credit Auto Loan Master,
              Series 1995-1, Class A, 6.50%,
              8/15/02..........................     5,061
   5,000    Ford Motor Credit Auto Owner Trust,
              Series 1998-B, Class B, 6.15%,
              9/15/02..........................     5,024
   6,500    Metris Mastertrust, 7.11%,
              10/1/05..........................     6,764
   7,569    Newcourt Receivables Trust, Series
              1996-3, Class A, 6.24%,
              12/20/04.........................     7,572
   1,067    Olympic Automobile Receivables
              Trust, Series 1996-D, Class A2,
              5.75%, 4/15/00...................     1,066
   4,425    Olympic Automobile Receivables
              Trust, Series 1996-D, Class A3,
              5.95%, 6/15/01...................     4,428
   7,000    Proffitt's Credit Card Master
              Trust, Series 1997-2, Class B,
              6.69%, 12/15/05..................     7,172
   5,000    Ryder Vehicle Lease, Series 1998-A,
              Class A, 6.10%, 9/15/08..........     5,009
                                                 --------
                  Total Asset Backed Securities    80,062
                                                 --------
COMMERCIAL MORTGAGE BACKED SECURITIES (0.9%):
   5,281    CMC Securities Corp. III, Series
              1994-D, Class M, 6.00%,
              3/25/24..........................     5,217
                                                 --------
    Total Commercial Mortgage Backed Securities     5,217
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS (16.0%):
Banking, Finance & Insurance (13.5%):
 $ 3,000    Avco Financial Services, 7.25%,
              7/15/99..........................  $  3,045
   5,000    Bear Stearns, 6.13%, 2/1/03........     4,950
   1,000    Caterpillar Financial Services,
              6.35%, 4/1/99....................     1,004
   3,000    Citicorp, 8.00%, 2/1/03............     3,221
   1,000    Dean Witter Discover & Co., 6.25%,
              3/15/00..........................     1,006
   7,000    Ford Motor Credit Corp., 8.38%,
              1/15/00..........................     7,254
   1,850    Ford Motor Credit Corp., 7.45%,
              4/13/00..........................     1,899
   2,650    GMAC, 7.13%, 5/10/00...............     2,703
   5,000    GMAC, 6.75%, 2/7/02................     5,106
   7,000    Goldman Sachs Group, 7.80%,
              7/15/02, 144A....................     7,420
   5,000    Goldman Sachs Group, 6.65%, 8/1/03,
              144A.............................     5,088
  10,000    Greenwich Capital, 7.04%, 12/13/99,
              144A.............................     9,997
   3,250    HSBC Financial, 7.40%, 4/15/03.....     3,372
   4,871    J.P. Morgan Commercial Mortgage
              Financial Corp., 6.37%,
              1/15/30..........................     4,916
   5,000    Lehman Brothers Holdings, Inc.,
              7.63%, 8/1/98....................     5,005
   4,500    Lehman Brothers Holdings, Inc.,
              8.88%, 11/1/98...................     4,540
   3,000    Lehman Brothers Holdings, Inc.,
              10.00%, 5/15/99..................     3,100
   4,000    Lehman Brothers Holdings, Inc.,
              9.88%, 10/15/00..................     4,320
   5,000    Visa International, 6.72%, 2/4/02,
              144A.............................     5,059
                                                 --------
                                                   83,005
                                                 --------
Industrial Goods & Services (2.5%):
   5,000    Avon Products, 6.25%, 5/1/03,
              144A.............................     5,038
   5,000    Carpenter Technology, 6.28%,
              4/7/03...........................     5,019
   5,000    Sears Roebuck Co., 6.69%,
              8/13/01..........................     5,087
                                                 --------
                                                   15,144
                                                 --------
                          Total Corporate Bonds    98,149
                                                 --------
OTHER MORTGAGE BACKED SECURITIES (1.5%):
   5,150    Evans Withycombe Finance Trust,
              Series 1, Class A1, 7.98%,
              8/1/01...........................     5,423
   3,987    Nomura Mortgage Capital Corp.,
              Series 90-1, Class H, 7.00%,
              6/17/20..........................     4,052
                                                 --------
         Total Other Mortgage Backed Securities     9,475
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES (36.6%):
Federal Home Loan Mortgage Corp. (15.6%):
 $ 1,628    6.50%, 1/1/01, Pool #M8038.........  $  1,644
   8,348    7.00%, 1/1/02, Pool #G50415........     8,481
   9,026    6.50%, 5/1/02, Pool #G50444........     9,116
     289    9.00%, 12/1/05, Pool #G00005.......       302
     281    9.00%, 1/1/06, Pool #G00012........       294
     559    8.00%, 10/1/06, Pool #G00052.......       577
   1,807    7.00%, 3/1/07, Pool #G34594........     1,847
   2,162    7.50%, 4/1/07, Pool #G00084........     2,229
   1,665    7.00%, 4/1/07, Pool #G00087........     1,701
   2,667    7.50%, 11/1/07, Pool #E00165.......     2,749
   3,519    8.50%, 2/1/08, Gold Pool #10133....     3,667
   1,852    7.00%, 12/1/08, Pool #E20065.......     1,895
   1,900    8.00%, 1/1/10, Pool #G00355........     1,960
   5,766    8.00%, 2/1/10, Pool #G10328........     5,950
   8,236    7.00%, 10/1/10, Gold Pool
              #E61709..........................     8,416
  11,633    7.00%, 5/1/11, Pool #E20241........    11,898
   9,967    6.50%, 5/1/13, Pool #E70383........    10,036
   5,404    5.25%, 9/15/15, REMIC/CMO, Series
              1638, Class BC...................     5,392
  13,209    8.25%, 12/15/16, REMIC/CMO, Series
              1770, Class PD...................    13,455
   3,780    6.68%, 10/1/26, Pool #785652.......     3,860
                                                 --------
                                                   95,469
                                                 --------
Federal National Mortgage Assoc. (15.5%):
   8,390    6.50%, 8/1/01, Pool #190976........     8,463
  14,156    7.00%, 7/17/05, Series 97-26 Gd....    14,521
     166    9.00%, 9/1/05, Pool #50340.........       174
  20,079    6.60%, 10/18/05, Series 97-26 B....    20,340
     171    9.00%, 11/1/05, Pool #50361........       179
     172    8.50%, 4/1/06, Pool #116875........       179
  13,804    7.42%, 9/1/06, Pool #73618.........    14,978
   6,150    7.00%, 6/1/10, Pool #315928........     6,282
   5,542    6.50%, 9/1/10, Pool #325479........     5,598
   4,422    6.50%, 10/1/10, Pool #250377.......     4,466
   2,692    7.00%, 11/1/10, Pool #250387.......     2,750
   2,947    7.50%, 2/1/11, Pool #303755........     3,037
   9,732    6.50%, 4/1/13, Pool #425396........     9,790
   5,000    6.50%, 6/25/13, Series 94-1 K......     5,064
                                                 --------
                                                   95,821
                                                 --------
Government National Mortgage Assoc. (2.1%):
       2    8.00%, 2/15/02, Pool #192917.......         2
      17    8.00%, 3/15/02, Pool #209172.......        18
       3    9.00%, 6/15/02, Pool #229311.......         3
      43    9.00%, 10/15/02, Pool #229569......        45
      12    8.00%, 6/15/05, Pool #28827........        12
       9    9.00%, 9/15/05, Pool #292569.......         9
      53    9.00%, 10/15/05, Pool #292589......        56
      14    8.00%, 5/15/06, Pool #303851.......        14
       5    8.00%, 7/15/06, Pool #307231.......         5
      38    8.00%, 8/15/06, Pool #311166.......        39
      36    8.00%, 9/15/06, Pool #311301.......        37

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   272    8.00%, 10/15/06, Pool #316915......  $    282
      77    8.00%, 11/15/06, Pool #315078......        80
     224    8.00%, 11/15/06, Pool #313528......       233
      97    8.00%, 11/15/06, Pool #316671......       101
      41    8.00%, 11/15/06, Pool #311131......        42
     353    8.00%, 11/15/06, Pool# 312210......       366
     143    8.00%, 12/15/06, Pool #311384......       149
      97    8.00%, 1/15/07, Pool #317663.......       100
     258    8.00%, 2/15/07, Pool #316086.......       268
      68    8.00%, 3/15/07, Pool #178684.......        71
     164    8.00%, 3/15/07, Pool #318825.......       170
     128    8.00%, 4/15/07, Pool #316441.......       133
   7,567    6.88%, 11/20/25, Pool #8746 ARM....     7,723
   3,013    7.00%, 1/20/26, Pool #8790.........     3,073
                                                 --------
                                                   13,031
                                                 --------
U.S. Government Agencies (3.4%):
  20,000    Tennessee Valley Authority, 8.38%,
              10/1/99..........................    20,600
                                                 --------
         Total U.S. Government Agency Mortgages   224,921
                                                 --------
U.S. GOVERNMENT AGENCY SECURITIES (14.5%):
Federal Home Loan Bank (5.8%):
     750    5.99%, 8/27/98.....................       750
   1,000    5.97%, 8/27/98.....................     1,001
   2,000    5.64%, 11/9/98.....................     2,000
   4,000    6.60%, 4/13/99 (b).................     4,030
  17,000    5.58%, 2/23/01 (b).................    16,900
  10,000    7.78%, 10/19/01 (b)................    10,619
                                                 --------
                                                   35,300
                                                 --------
Federal National Mortgage Assoc. (8.7%):
   2,000    5.55%, 3/12/99.....................     1,999
   4,000    6.35%, 4/8/99......................     4,022
  22,000    5.72%, 3/8/01 (b)..................    22,014
  10,000    6.16%, 3/29/01 (b).................    10,117
  15,000    6.50%, 7/16/07.....................    15,687
                                                 --------
                                                   53,839
                                                 --------
        Total U.S. Government Agency Securities    89,139
                                                 --------
U.S. TREASURY OBLIGATIONS (15.1%):
U.S. Treasury Notes (8.3%):
   1,500    6.38%, 1/15/99 (b).................     1,506
   3,000    6.50%, 4/30/99 (b).................     3,025
  16,300    5.88%, 11/15/99 (b)................    16,377
   3,500    8.50%, 2/15/00 (b).................     3,660
   4,000    8.88%, 5/15/00 (b).................     4,239
   1,250    6.13%, 9/30/00 (b).................     1,266
  15,000    6.38%, 9/30/01 (b).................    15,361
   5,000    6.25%, 8/31/02 (b).................     5,130
                                                 --------
                                                   50,564
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (6.8%):
 $17,500    2/15/00 (b)........................  $ 16,040
  18,500    11/15/01 (b).......................    15,422
  15,500    7/15/05............................    10,486
                                                 --------
                                                   41,948
                                                 --------
                Total U.S. Treasury Obligations    92,512
                                                 --------
YANKEE & EURODOLLAR (0.8%):
   5,000    Peoples Republic of China, 7.38%,
              7/3/01 (b).......................     5,031
                                                 --------
                      Total Yankee & Eurodollar     5,031
                                                 --------
REPURCHASE AGREEMENTS (0.8%):
   4,688    Prudential Securities, 6.10%,
              7/1/98, (Collateralized by $4,825
              U.S. Treasury Bills, 9/3/98,
              market value $4,782).............     4,688
                                                 --------
                    Total Repurchase Agreements     4,688
                                                 --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (9.0%):
Master Notes (1.5%):
   2,527    Bear Stearns Mortgage Capital,
              6.77%, 10/9/98*..................     2,527
   1,684    Danaher Corp., 6.68%, 10/9/98*.....     1,684
   2,527    Merrill Lynch Mortgage Capital,
              6.75%, 7/23/98*..................     2,527
   2,274    NationsBanc Capital Markets, 6.70%,
              7/1/98*..........................     2,274
                                                 --------
                                                    9,012
                                                 --------
Put Bonds (1.0%):
   2,527    Citicorp, 5.94%, 8/3/98*...........     2,527
   1,684    GMAC, 5.85%, 11/10/99*.............     1,687
   1,684    Greenwich Capital, 6.11%,
              12/13/99*........................     1,684
                                                 --------
                                                    5,898
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements (6.5%):
 $ 9,264    Donaldson, Lufkin & Jenrette,
              6.65%, 7/1/98 (Collateralized by
              $9,472 various Corporate and
              Government Securities,
              2.85% - 17.25%, 10/15/02 -
              4/15/35, market value $9,621)....  $  9,264
   8,422    Goldman Sachs, 6.65%, 7/1/98
              (Collateralized by $8,977 various
              Corporate Bonds, 0.00%, 7/7/98 -
              9/18/98, market value $8,944)....     8,422
  18,530    Lehman Brothers, 6.65%, 7/1/98
              (Collateralized by $18,993
              various Corporate Bonds,
              0.00% - 10.13%,
              9/15/99 - 10/17/96, market value
              $19,880).........................    18,530
   1,735    Lehman Brothers, 6.47%, 7/1/98
              (Collateralized by $1,822 Media
              One Group Bonds, 0.00%, 10/5/98,
              market value $1,822).............     1,735
   2,190    Lehman Brothers, 6.00%, 7/1/98
              (Collateralized by $13,709
              various Government Securities,
              0.00% - 10.00%, 12/1/18 - 5/1/24,
              market value $2,254).............     2,190
                                                 --------
                                                   40,141
                                                 --------
            Total Short-Term Securities Held as
                                     Collateral    55,051
                                                 --------
                      Total (Cost $654,845) (a)  $664,245
                                                 ========

------------

Percentages indicated are based on net assets of $613,102.

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $9,537
                   Unrealized depreciation.....................................    (137)
                                                                                 ------
                   Net unrealized appreciation.................................  $9,400
                                                                                 ======

(b) A portion of this security was loaned as of June 30, 1998.

 * The interest rate, for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

ARM    Adjustable Rate Mortgage
CMO   Collateralized Mortgage Obligation
REMIC  Real Estate Mortgage Investment Conduit

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
ASSET BACKED SECURITIES (8.7%):
 $ 1,000    Advanta Credit Card Master Trust,
              Series 96-A, 6.00%, 11/15/05.....  $  1,025
     309    Advanta Mortgage Loan Trust, Series
              94-4, Class A1, 8.55%,
              11/25/12.........................       314
   5,000    Aesop Funding II, Series 97-1,
              Class A2, 6.40%, 10/20/03........     5,041
   2,622    Aircraft Lease Portfolio
              Securitization Ltd., Series 94-1,
              Class A2, 7.15%, 9/15/04.........     2,639
     552    Chase Manhattan Guarantor Trust,
              Series 96-A, Class A, 5.20%,
              2/15/02..........................       550
   5,440    Circuit City Credit Card Master
              Trust, Series 95-1, Class A,
              6.38%,
              8/15/05..........................     5,505
   6,000    EQCC Home Equity Loan Trust, Series
              96-4, Class A6, 6.88%,
              7/15/14..........................     6,180
   2,000    First Bank Corporate Card Master
              Trust, Series 97-1, Class B,
              6.55%, 2/15/03...................     2,054
   4,000    Greentree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18....     4,200
   3,000    Greentree Financial Home
              Improvement Corp., Series 97-D,
              Class HIA2, 6.45%, 10/15/23......     3,030
   5,000    Greentree Home Improvement Loan
              Trust, Series 95-D, 6.95%,
              9/15/25..........................     5,075
  10,000    KeyCorp Auto, Series 97-2A4, 6.15%,
              10/15/01.........................    10,041
     750    Prime Credit Card Master Trust,
              Series 96-1, 6.70%, 7/15/04......       767
   5,000    Rental Car Finance, Series 97-1,
              Class A2, 6.45%, 8/25/04.........     5,063
     467    Sears Credit Account Master Trust,
              Series 95-4, Class A, 6.25%,
              1/15/03..........................       468
   4,000    Team Fleet Financing Corp., Series
              97-1, Class A, 7.35%, 5/15/03....     4,139
     350    UFSB, Series 94-B, Class B, 6.43%,
              7/10/00..........................       350
   2,296    Union Acceptance Corp., Series
              95-D, 6.03%, 1/7/03..............     2,296
   6,000    World Financial Network Credit
              Card, Series 96-1, Class A,
              6.70%,
              2/15/04..........................     6,138
                                                 --------
                  Total Asset Backed Securities    64,875
                                                 --------
CORPORATE BONDS (20.0%):
Banking, Finance & Insurance (8.8%):
   5,000    Bankers' Trust, 7.25%, 1/15/03.....     5,206
   4,000    Capital One Bank, 6.61%, 6/22/99...     4,010
   3,000    First Hawaiian, Inc., 6.25%,
              8/15/00..........................     3,008
   1,000    Ford Motor Credit Corp., 6.63%,
              6/30/03..........................     1,023
   4,000    General Motors Acceptance Corp.,
              5.88%, 1/22/03...................     3,940
  10,000    Goldman Sachs Group, 6.38%,
              6/15/00..........................    10,074

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000    Greenwich Capital, 7.04%, 12/13/99,
              Private Placement................  $  4,999
   5,000    International Lease, 6.38%,
              8/1/02...........................     5,063
   3,000    Lehman Brothers Holdings, Inc.,
              9.88%, 10/15/00..................     3,240
   5,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02....................     5,431
   3,000    Lehman Brothers Holdings, Inc.,
              7.25%, 4/15/03...................     3,124
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07...........................     6,697
   5,000    MBNA Corp., 6.29%, 5/23/03*........     5,015
   4,000    Metropolitan Life, 7.00%,
              11/1/05..........................     4,130
                                                 --------
                                                   64,960
                                                 --------
Gas & Electric Utility (1.4%):
   2,500    Duke Power Co., 7.00%, 6/1/00......     2,550
   1,931    Kern River Fund, 6.42%, 3/31/01
              (b)..............................     1,942
   6,000    Ohio Power, 6.73%, 11/1/04.........     6,172
                                                 --------
                                                   10,664
                                                 --------
Industrial Goods & Services (5.1%):
   5,000    Atlas Copco AB, 6.50%, 4/1/08......     5,025
   5,000    Cox Radio, Inc., 6.38%, 5/15/05,
              Series 144A......................     5,038
   5,000    Excel Paralubes Funding, 7.13%,
              11/1/11..........................     5,255
   2,000    Limited, Inc., 8.88%, 8/15/99......     2,055
     600    Lockheed Martin Corp., 9.38%,
              10/15/99.........................       625
   4,000    Oracle Corp., 6.72%, 2/15/04.......     4,105
   5,000    Sears Roebuck Acceptance, Series
              MTN3, 7.07%, 9/18/01.............     5,143
   5,000    Thomas & Betts, Series MTN, 6.29%,
              2/13/03..........................     5,000
   5,000    Tyco International Group SA, 6.25%,
              6/15/03..........................     4,988
     650    VF Corp., 6.63%, 3/15/03...........       663
                                                 --------
                                                   37,897
                                                 --------
Real Estate (1.2%):
   5,000    Meditrust, 7.60%, 7/15/01..........     5,150
   4,000    Prime Properties Funding, 6.80%,
              8/15/02..........................     4,080
                                                 --------
                                                    9,230
                                                 --------
Telecommunications (0.5%):
   4,000    Cable & Wire Communications, 6.63%,
              3/6/05...........................     4,045
                                                 --------
Yankee & Eurodollar (3.0%):
   5,000    Avon Energy Partners, 7.05%,
              12/11/07, Series 144A............     5,200
   3,000    D.R. Investments, 7.10%, 5/15/02...     3,090
   4,000    Dao Heng Bank, 7.75%, 1/24/07......     3,245
   2,000    Kingdom of Thailand, 7.75%,
              4/15/07 (b)......................     1,788

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Yankee & Eurodollar, continued:
 $   500    Nippon Telephone & Telegraph,
              9.50%, 7/27/98...................  $    501
   6,225    Petronas, 6.88%, 7/1/03 (b)........     5,517
   3,000    Ras Laffan Gas, 7.63%, 9/15/06.....     2,906
                                                 --------
                                                   22,247
                                                 --------
                          Total Corporate Bonds   149,043
                                                 --------
OTHER MORTGAGE BACKED SECURITIES (3.7%):
   1,657    BHN, Series 97-1, Class A2, 7.92%,
              7/25/09..........................     1,641
   4,000    Equitable, Series 174, Class A1,
              7.24%, 5/15/06, Private
              Placement........................     4,258
   2,000    J.P. Morgan & Co., Series 97, Class
              C4, 7.47%, 12/26/28..............     2,134
   5,000    JPMC, Series 96-C2, Class B, 6.80%,
              11/25/27.........................     5,113
   5,000    MLMI, Series 97-C2 A2, 6.54%,
              12/10/29.........................     5,140
   4,000    Mortgage Capital Funding Inc.,
              Series 96-MC2, Class A3, 7.08%,
              9/20/06..........................     4,188
   1,740    Prudential Home Mortgage
              Securities, 6.50%, 5/25/00.......     1,737
   3,022    Wells Fargo Capital Markets, Series
              96-1, Class A1, 6.56%,
              12/29/05.........................     3,056
                                                 --------
         Total Other Mortgage Backed Securities    27,267
                                                 --------
U.S. GOVERNMENT AGENCY MORTGAGES (40.4%):
Federal Home Loan Mortgage Corp. (15.5%):
   9,294    6.50%, 10/1/04, Gold Pool
              #M80495..........................     9,384
   2,000    7.00%, 6/15/06, Series #1457-PH,
              CMO..............................     2,035
      49    8.00%, 4/1/07, Pool #160022........        51
     806    7.50%, 8/1/08, Gold Pool #G10117...       831
   9,622    6.00%, 12/15/08, Series #1624,
              CMO..............................     9,595
   2,897    8.50%, 1/1/10, Gold Pool #G10305...     3,019
   1,450    8.50%, 1/1/10, Gold Pool #E00356...     1,511
     203    7.00%, 8/1/10, Gold Pool #E20187...       208
   3,165    7.00%, 9/1/10, Gold Pool #E00393...     3,237
   2,873    7.50%, 7/1/11, Gold Pool #E20253...     2,964
   8,733    7.00%, 9/1/12, Gold Pool #E00506...     8,896
   6,753    6.50%, 1/1/13, Pool #E68904........     6,799
   9,798    6.50%, 4/1/13, Gold Pool #E69986...     9,865
   5,029    6.50%, 4/1/13, Pool #E00542........     5,064
   8,000    8.00%, 2/15/20, Gold Series
              #1770-PE, CMO....................     8,185
   3,000    6.00%, 4/15/20, Series #1534-F,
              CMO..............................     2,970
     540    8.00%, 7/1/20, Gold Pool #A01047...       564
   9,440    6.50%, 10/15/21, Series #1590-GA,
              CMO..............................     9,596
      25    7.00%, 4/1/22, Pool #D17544........        26
   2,187    8.00%, 8/1/24, Pool #G00245........     2,270
   1,934    8.00%, 11/1/24, Gold Pool
              #C00376..........................     2,007
   3,206    7.50%, 8/1/25, Gold Pool #C00414...     3,297
   3,362    7.00%, 4/1/26, Pool #C00452........     3,423

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED
Federal Home Loan Mortgage Corp., continued:
 $ 3,107    6.98%, 7/1/26, Pool #785618........  $  3,127
   7,038    7.50%, 1/15/27, Series 1927, CMO...     7,544
   9,968    6.50%, 3/1/28, Pool #D87734........     9,938
                                                 --------
                                                  116,406
                                                 --------
Federal National Mortgage Assoc. (11.4%):
       2    6.50%, 12/1/02, Pool #6345.........         2
   1,511    8.00%, 9/25/04, Series 91-155G.....     1,544
   1,504    6.75%, 12/25/04, Series 93-6C,
              CMO..............................     1,511
  10,944    6.88%, 9/1/05, Pool #73192.........    11,408
   7,613    6.95%, 4/1/06, Pool #73429.........     8,013
   1,500    7.05%, 6/25/06, Series 93-11, Class
              G................................     1,516
     515    7.00%, 1/1/07, Pool #145771........       526
   2,500    7.50%, 8/25/07, Series G92-48,
              Class H, CMO.....................     2,553
     189    7.50%, 11/1/09, Pool #158..........       195
   2,152    7.00%, 6/1/10, Pool #312903........     2,198
   3,741    6.50%, 12/1/10, Pool #322598.......     3,778
   1,481    6.50%, 4/1/11, Pool #337903........     1,496
     199    7.50%, 5/1/14, Pool #57930.........       207
     513    5.70%, 8/25/16, Series G93-39,
              Class A, CMO.....................       508
      91    7.00%, 4/1/17, Pool #44696.........        93
     459    7.95%, 8/25/19, Series 90-14,
              CMO..............................       468
     500    6.25%, 11/25/19, Series G93-32,
              Class PG.........................       501
      87    8.00%, 3/1/21, Pool #70825.........        91
   2,000    5.00%, 5/25/22, Series G93-10,
              Class G, CMO.....................     1,911
   2,721    7.50%, 11/1/22, Pool #189190.......     2,807
   9,700    6.00%, 3/25/23, Series 93-41.......     9,736
   1,756    8.00%, 5/1/24, Pool #250066........     1,825
   3,232    8.50%, 7/1/24, Pool #250103........     3,386
   2,245    7.50%, 10/1/24, Pool #303031.......     2,312
     754    8.50%, 5/1/25, Pool #308499........       791
     153    7.50%, 5/1/25, Pool #293928........       158
     664    7.50%, 5/1/25, Pool #311810........       684
     930    8.50%, 6/1/25, Pool #315277........       976
   2,763    7.00%, 7/1/25, Pool #290387........     2,812
   3,263    7.00%, 7/1/25, Pool #312931........     3,321
   3,931    7.13%, 6/1/26, Pool #341503........     4,012
   4,611    7.00%, 9/1/27, Pool #313687........     4,698
   9,000    6.00%, 11/1/27, Series 97-79,
              Class PE.........................     8,806
                                                 --------
                                                   84,843
                                                 --------
Government National Mortgage Assoc. (13.5%):
       3    11.00%, 6/15/99, Pool #110948......         3
       4    11.00%, 3/15/00, Pool #123750......         4
       5    10.00%, 12/15/00, Pool #136214.....         5
      44    10.00%, 1/15/01, Pool #145167......        46
      33    10.00%, 1/15/01, Pool #145328......        34
       7    9.00%, 6/15/01, Pool #166985.......         7
       1    9.00%, 6/15/01, Pool #164431.......         1
       4    9.00%, 6/15/01, Pool #161443.......         4
       3    8.50%, 6/15/01, Pool #162447.......         4
      32    8.50%, 6/15/01, Pool #137056.......        33
      57    6.50%, 6/15/01, Pool #1305.........        57

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED
Government National Mortgage Assoc., continued:
 $     7    9.00%, 7/15/01, Pool #155822.......  $      7
      36    9.00%, 8/15/01, Pool #173460.......        37
      49    8.50%, 8/15/01, Pool #164207.......        52
       5    9.00%, 9/15/01, Pool #177121.......         5
      48    9.00%, 10/15/01, Pool #179852......        51
       6    9.00%, 10/15/01, Pool #185596......         6
       3    9.00%, 10/15/01, Pool #177634......         4
      69    9.00%, 11/15/01, Pool #191819......        72
       8    9.00%, 11/15/01, Pool #174365......         9
       3    8.50%, 11/15/01, Pool #183462......         3
      43    8.50%, 12/15/01, Pool #199182......        45
      35    8.50%, 12/15/01, Pool #199837......        37
       9    8.50%, 12/15/01, Pool #182959......        10
       7    9.00%, 1/15/02, Pool #205001.......         8
      40    8.00%, 3/15/02, Pool #210065.......        42
      56    8.00%, 3/15/02, Pool #205933.......        59
      39    8.50%, 5/15/02, Pool #213776.......        41
      23    8.00%, 5/15/02, Pool #203042.......        24
      51    8.00%, 5/15/02, Pool #180296.......        53
      68    8.50%, 6/15/02, Pool #2297.........        71
      30    9.00%, 8/15/02, Pool #232424.......        31
      36    9.00%, 10/15/02, Pool #246307......        38
       9    9.00%, 11/15/02, Pool #235553......         9
       3    9.00%, 6/15/03, Pool #247863.......         3
      31    8.50%, 9/15/04, Pool #274390.......        32
      74    9.00%, 10/15/04, Pool #281655......        77
      47    9.00%, 10/15/04, Pool #229506......        49
      45    8.50%, 10/15/04, Pool #277469......        47
      90    8.50%, 11/15/04, Pool #253471......        94
      70    9.00%, 5/15/05, Pool #288771.......        74
      26    9.00%, 6/15/05, Pool #283904.......        27
      36    9.00%, 8/15/05, Pool #297031.......        38
      29    9.50%, 10/15/05, Pool #291846......        31
      12    9.00%, 10/15/05, Pool #292589......        12
      75    9.00%, 11/15/05, Pool #292610......        79
      33    9.00%, 11/15/05, Pool #299161......        35
      30    9.00%, 12/15/05, Pool #299569......        32
      61    7.50%, 2/15/06, Pool #7855.........        64
      70    8.50%, 4/15/06, Pool #307487.......        73
      46    7.50%, 6/15/06, Pool #7855.........        48
      29    8.00%, 10/15/06, Pool #11503.......        30
      55    8.00%, 1/15/07, Pool #14709........        58
      25    7.50%, 4/15/07, Pool #16991........        26
     222    7.50%, 5/15/07, Pool #329528.......       230
      62    7.50%, 7/15/07, Pool #17316........        64
     119    7.50%, 8/15/07, Pool #19015........       124
      21    9.00%, 1/15/09, Pool #26076........        23
     111    9.00%, 4/15/09, Pool #30352........       120
      72    8.00%, 5/15/09, Pool #385676.......        74
   4,030    6.50%, 7/15/09, Pool #780316.......     4,097
      19    8.00%, 8/15/09, Pool #372143.......        20
      37    9.50%, 10/15/09, Pool #36582.......        40
     543    8.00%, 10/15/09, Pool #380639......       563
   1,249    7.50%, 2/15/12, Pool #393363.......     1,291
   1,875    7.50%, 3/15/12, Pool #399163.......     1,938
   1,217    7.50%, 3/15/12, Pool #441145.......     1,258

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED
Government National Mortgage Assoc., continued:
 $    39    10.50%, 2/15/13, Pool #6507........  $     43
       2    12.00%, 1/15/15, Pool #112920......         2
      61    9.00%, 8/15/16, Pool #164502.......        66
      36    9.50%, 9/15/16, Pool #158201.......        40
      15    9.00%, 9/15/16, Pool #168987.......        16
      15    9.00%, 9/15/16, Pool #175362.......        16
      46    9.00%, 9/15/16, Pool #179044.......        50
      57    9.00%, 12/15/16, Pool #198652......        62
      44    9.50%, 1/15/17, Pool #185619.......        48
     114    8.50%, 1/15/17, Pool #203625.......       122
      23    9.00%, 3/15/17, Pool #180330.......        25
       8    8.50%, 3/15/17, Pool #196700.......         8
     190    8.50%, 5/15/17, Pool #217536.......       203
       9    8.50%, 6/15/17, Pool #188545.......        10
   2,179    8.50%, 11/15/17, Pool #780086......     2,340
     141    9.00%, 7/15/18, Pool #226769.......       153
       7    9.50%, 9/15/18, Pool #258627.......         8
      37    9.50%, 12/15/18, Pool #229531......        40
      27    9.50%, 10/15/19, Pool # 279630.....        29
      60    9.00%, 11/15/19, Pool #279649......        65
     129    9.50%, 2/15/20, Pool #281655.......       140
      36    9.00%, 2/15/20, Pool #286315.......        39
      46    9.50%, 9/15/20, Pool #292918.......        51
      37    9.00%, 7/15/21, Pool #311256.......        40
     145    8.00%, 4/15/22, Pool #325461.......       151
     226    8.00%, 5/15/22, Pool #317346.......       237
      77    8.00%, 5/15/22, Pool #320675.......        80
      11    8.00%, 5/15/22, Pool #317358.......        12
   2,300    8.00%, 7/15/22, Pool #426612.......     2,390
     366    8.00%, 7/15/22, Pool #183670.......       382
     451    7.50%, 8/15/22, Pool #333881.......       467
   1,592    7.00%, 8/15/23, Pool #352108.......     1,625
   6,595    7.00%, 9/15/23, Pool #363030.......     6,735
   2,240    7.00%, 11/15/23, Pool #352022......     2,288
   8,362    6.50%, 1/15/24, Pool #366706.......     8,406
  10,346    7.00%, 2/15/24, Pool #371281.......    10,562
   2,917    9.00%, 11/15/24, Pool #780029......     3,170
   1,722    7.50%, 1/15/26, Pool #416874.......     1,778
   1,655    7.50%, 3/15/26, Pool #422292.......     1,708
   2,487    7.50%, 4/15/26, Pool #426059.......     2,565
   1,587    8.00%, 7/15/26, Pool #428509.......     1,649
   2,644    7.50%, 11/15/26, Pool #442119......     2,723
   9,615    7.00%, 6/15/27, Pool #780584.......     9,804
   3,768    7.50%, 7/15/27, Pool #442119.......     3,876
   4,793    7.50%, 7/15/27, Pool #411829.......     4,931
   9,975    6.00%, 3/20/28, Pool #2562.........     9,700
  10,000    7.00%, 4/15/28, Pool # 426691......    10,158
                                                 --------
                                                  100,696
                                                 --------
         Total U.S. Government Agency Mortgages   301,945
                                                 --------
U.S. GOVERNMENT AGENCY SECURITIES (0.1%):
Federal Home Loan Bank (0.1%):
     800    7.06%, 2/12/99.....................       807
                                                 --------
        Total U.S. Government Agency Securities       807
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. TREASURY OBLIGATIONS (24.7%):
U.S. Treasury Bonds (6.5%):
 $ 3,000    10.75%, 5/15/03 (b)................  $  3,656
  13,000    7.50%, 11/15/16 (b)................    15,608
   3,000    8.75%, 5/15/17 (b).................     4,041
  11,000    8.13%, 8/15/19 (b).................    14,186
  10,000    6.25%, 8/15/23 (b).................    10,715
                                                 --------
                                                   48,206
                                                 --------
U.S. Treasury Inflation Protected Bonds (1.3%):
  10,256    3.38%, 1/15/07 (b).................     9,935
                                                 --------
U.S. Treasury Notes (15.9%):
   5,000    8.25%, 7/15/98 (b).................     5,006
   4,000    4.75%, 8/31/98 (b).................     3,998
   3,000    8.88%, 11/15/98 (b)................     3,038
   3,000    5.88%, 3/31/99.....................     3,009
   6,000    8.00%, 8/15/99 (b).................     6,163
  10,000    7.50%, 10/31/99 (b)................    10,250
   1,000    7.88%, 11/15/99 (b)................     1,031
  16,000    5.63%, 11/30/99 (b)................    16,027
   5,000    7.75%, 1/31/00 (b).................     5,167
   3,000    6.75%, 4/30/00 (b).................     3,064
   6,000    5.88%, 6/30/00 (b).................     6,044
   3,000    6.13%, 7/31/00 (b).................     3,036
   1,000    8.75%, 8/15/00.....................     1,064
   5,000    7.75%, 2/15/01 (b).................     5,268
   5,000    6.25%, 10/31/01 (b)................     5,105
   7,000    7.50%, 11/15/01 (b)................     7,414
   7,000    6.25%, 2/28/02 (b).................     7,159
  11,000    5.75%, 8/15/03 (b).................    11,121
   6,000    7.25%, 5/15/04 (b).................     6,511
   5,000    7.25%, 8/15/04 (b).................     5,438
   4,000    7.88%, 11/15/04 (b)................     4,493
                                                 --------
                                                  119,406
                                                 --------
U.S. Treasury STRIPS (1.0%):
  20,000    5/15/16............................     7,249
                                                 --------
                Total U.S. Treasury Obligations   184,796
                                                 --------
REPURCHASE AGREEMENTS (1.5%):
  10,855    Prudential Securities, 6.10%,
              7/1/98 (Collateralized by $11,011
              various U.S. Government
              Securities, 5.63% - 6.10%,
              11/30/99 - 6/26/03, market value
              $11,073).........................    10,855
                                                 --------
                    Total Repurchase Agreements    10,855
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (16.5%):
Master Notes (2.7%):
 $ 5,638    Bear Stearns Mortgage Capital,
              6.77%, 10/9/98*..................  $  5,638
   3,759    Danaher Corp., 6.68%, 10/9/98*.....     3,759
   5,639    Merrill Lynch Mortgage Capital,
              6.75%, 7/23/98*..................     5,639
   5,075    NationsBanc Capital Markets, 6.70%,
              7/1/98*..........................     5,075
                                                 --------
                                                   20,111
                                                 --------
Put Bonds (1.8%):
   5,639    Citicorp, 5.94%, 8/3/98*...........     5,639
   3,759    GMAC, 5.85%, 11/10/99*.............     3,764
   3,759    Greenwich Capital, 6.11%,
              12/13/99*........................     3,759
                                                 --------
                                                   13,162
                                                 --------
Repurchase Agreements (12.0%):
  20,674    Donaldson, Lufkin & Jenrette,
              6.65%, 7/1/98 (Collateralized by
              $21,137 various Corporate and
              Government Securities,
              2.85% - 17.25%, 10/15/02 -
              4/15/35, market value $21,470)...    20,674
  18,795    Goldman Sachs, 6.65%, 7/1/98
              (Collateralized by $20,032
              various Corporate Bonds, 0.00%,
              7/7/98 - 9/18/98, market value
              $19,960).........................    18,795
  41,349    Lehman Brothers, 6.65%, 7/1/98
              (Collateralized by $42,384
              various Corporate Bonds,
              0.00% - 10.13%,
              9/15/99 - 10/17/96, market value
              $44,363).........................    41,349
   3,872    Lehman Brothers, 6.47%, 7/1/98
              (Collateralized by $4,067 Media
              One Group Bonds, 0.00%, 10/5/98,
              market value $4,067).............     3,872
   4,887    Lehman Brothers, 6.00%, 7/1/98
              (Collateralized by $30,592
              various Government Securities,
              0.00% - 10.00%, 12/1/18 - 5/1/24,
              market value $5,030).............     4,887
                                                 --------
                                                   89,577
                                                 --------
            Total Short-Term Securities Held as
                                     Collateral   122,850
                                                 --------
                      Total (Cost $848,429) (a)  $862,438
                                                 ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

------------

Percentages indicated are based on net assets of $746,159.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $98. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $ 16,730
                   Unrealized depreciation.....................................    (2,819)
                                                                                 --------
                   Net unrealized appreciation.................................  $ 13,911
                                                                                 ========

(b) A portion of this security was loaned as of June 30, 1998.

* The interest rate, for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

CMO  Collateralized Mortgage Obligation

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES (73.0%):
Federal Home Loan Mortgage Corp. (27.1%):
 $ 7,389    6.00%, 4/15/01, Gold Balloon, Pool
              #G50347..........................  $  7,393
   1,000    7.00%, 10/15/06, Series 1150, Class
              I................................     1,023
   4,508    7.50%, 4/1/09, Gold Pool #E00315...     4,650
  16,500    6.50%, 9/15/09, Series 1838 G,
              CMO..............................    16,723
   3,090    8.50%, 1/1/10, Gold Pool #G10305...     3,220
   9,849    6.50%, 3/1/13, Pool #E00538........     9,917
  31,272    6.50%, 4/1/13, Pool #E00542........    31,486
  11,912    6.00%, 4/1/13, Pool# E00543........    11,801
     211    9.00%, 10/1/17, Gold Pool
              #A00756..........................       225
     169    9.00%, 4/1/18, Gold Pool #A01143...       180
      44    9.00%, 10/1/20, Gold Pool
              #A01134..........................        47
      55    9.00%, 1/1/21, Gold Pool #A00948...        59
     500    7.25%, 2/15/21, Series 1464, CMO...       509
      54    9.00%, 4/1/21, Gold Pool #D04193...        58
      83    9.00%, 6/1/21, Gold Pool #A01017...        88
      86    9.00%, 7/1/21, Gold Pool #A01093...        92
      45    9.00%, 9/1/21, Gold Pool #D32271...        48
      85    9.00%, 11/1/21, Gold Pool
              #D11191..........................        91
      89    9.00%, 11/1/21, Gold Pool
              #D11866..........................        95
      52    9.00%, 11/1/21, Gold Pool
              #C00078..........................        56
     172    9.00%, 5/1/22, Gold Pool #D19203...       184
      75    9.00%, 5/1/22, Gold Pool #D19142...        80
     900    7.00%, 8/25/22, Series 13, Class
              PL...............................       933
  10,000    5.50%, 9/15/22, Series 1367-K......     9,480
   3,729    7.00%, 4/15/23, Pool #348645.......     3,809
   6,272    10.00%, 10/15/23, Series 1591 E,
              CMO..............................     7,096
   8,837    6.00%, 10/15/23, Series 1785A......     8,613
  17,851    5.00%, 11/15/23, Series 1686 PG,
              CMO..............................    17,161
   9,268    6.50%, 1/1/24, Gold Pool #C80091...     9,280
   3,636    8.50%, 5/1/24, Gold Pool #G00229...     3,836
   3,088    8.50%, 7/1/24, Gold Pool #C00354...     3,235
   4,545    7.50%, 9/1/24, Gold Pool #D56307...     4,674
   4,835    8.00%, 11/1/24, Gold Pool
              #C00376..........................     5,018
   3,206    7.50%, 8/1/25, Gold Pool #C00414...     3,297
   3,991    7.00%, 8/1/25, Gold Pool #C00418...     4,066
   3,691    8.00%, 9/1/25, Gold Pool #D63705...     3,831
   3,823    7.00%, 9/1/25, Gold Pool #D63303...     3,894
   8,578    6.50%, 2/1/26, Gold Pool #D68098...     8,578
   8,730    6.50%, 3/1/26, Gold Pool #G00453...     8,730
  10,733    7.00%, 4/1/26, Gold Pool #D69811...    10,928
   4,539    6.50%, 6/1/26, Pool #250575........     4,532
  10,000    6.50%, 10/17/26, Series 1985,
              Class PL.........................    10,250
  14,975    6.50%, 4/1/28, Gold Pool #D89085...    14,928
  10,000    6.50%, 6/1/28, #C10103.............     9,969
                                                 --------
                                                  244,163
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc. (19.9%):
 $ 8,222    6.00%, 3/1/01, Pool #50783.........  $  8,199
   6,494    7.00%, 4/1/03, Pool #303876........     6,585
     758    7.50%, 5/1/03, Pool #347175........       771
   1,838    7.50%, 7/1/03, Pool #250656........     1,870
   6,360    7.00%, 7/17/05, Series 97-26 GD....     6,524
   3,227    7.00%, 4/1/08, Pool #211750........     3,297
   8,000    6.00%, 6/25/09, Series 1994-86 PJ,
              CMO..............................     7,975
   3,186    7.00%, 7/1/10, Pool #250326........     3,255
   2,172    6.50%, 12/1/10, Pool #332301.......     2,194
  12,215    6.00%, 3/1/11, Pool #340683........    12,147
   9,394    6.00%, 1/17/13, Series 98-37 VB,
              CMO..............................     9,256
  10,000    6.50%, 6/25/13, Series 94-1 K......    10,129
   3,596    6.35%, 8/25/13, Series 1993-225B
              VG, CMO..........................     3,622
   3,429    7.50%, 6/1/14, Pool #250081........     3,532
   2,761    7.50%, 7/1/14, Pool #250082........     2,844
     124    10.00%, 10/1/16, Pool #70110.......       135
   5,963    10.00%, 9/1/17, Pool #303969.......     6,477
     342    10.00%, 10/1/19, Pool #231675......       372
   8,169    7.00%, 5/25/20, Series 1990-57.....     8,330
     216    10.00%, 7/1/20, Pool #050318.......       235
   5,584    6.50%, 5/25/21, Series 1992-205 K,
              CMO..............................     5,618
   5,000    7.00%, 9/25/21, Series G92-64 K,
              CMO..............................     5,045
     374    10.00%, 11/1/21, Pool #208374......       407
     523    10.00%, 11/1/21, Pool #208372......       569
   5,000    6.55%, 12/25/21, Pool #1993-137 PH,
              CMO..............................     5,046
   1,000    7.25%, 5/25/22, Series G93-9, Class
              K................................     1,022
     800    7.50%, 7/25/22, Series G92-35,
              CMO..............................       823
  10,785    6.50%, 2/17/23, Series #G94-12 C,
              CMO..............................    10,545
   5,000    6.50%, 5/25/23, Series 1994-110 H,
              CMO..............................     4,985
   9,094    6.35%, 12/25/23, Series 1994-43 PJ,
              CMO..............................     9,085
   5,042    7.00%, 1/25/24, Series 1994-62 PJ,
              CMO..............................     5,205
   7,453    7.00%, 2/1/24, Pool #190257........     7,590
   2,525    9.00%, 12/1/24, Pool #353898.......     2,671
   3,905    7.00%, 8/1/25, Pool #315500........     3,975
  19,867    6.50%, 3/1/28, Pool #251613........    19,786
                                                 --------
                                                  180,121
                                                 --------
Government National Mortgage Assoc. (26.0%):
       9    10.00%, 9/15/00, Pool #138814......        10
       7    10.00%, 12/15/00, Pool #136214.....         7
      28    8.50%, 6/15/01, Pool #166491.......        29
       3    8.50%, 7/15/01, Pool #161997.......         3

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    41    9.50%, 9/15/01, Pool #180786.......  $     43
       4    9.00%, 9/15/01, Pool #174330.......         4
      52    9.00%, 9/15/01, Pool #166928.......        55
       8    9.50%, 11/15/01, Pool #182995......         9
      48    8.50%, 11/15/01, Pool #179383......        50
      37    9.00%, 12/15/01, Pool #187723......        39
      35    8.50%, 12/15/01, Pool #199837......        37
      56    8.00%, 3/15/02, Pool #205933.......        59
     133    9.00%, 5/15/03, Pool #154134.......       139
     105    9.00%, 6/15/05, Pool #283904.......       110
      41    9.00%, 8/15/05, Pool #291836.......        43
      37    9.00%, 9/15/05, Pool #292898.......        39
      16    9.00%, 9/15/05, Pool #295227.......        17
      54    8.00%, 7/15/06, Pool #11337........        57
      26    7.50%, 7/15/07, Pool #17316........        27
      63    8.00%, 8/15/07, Pool #18677........        66
      41    8.00%, 8/15/07, Pool #18539........        43
     209    7.50%, 12/15/07, Pool #338189......       216
      46    9.00%, 11/15/08, Pool #27932.......        49
      83    9.00%, 4/15/09, Pool #30352........        90
      13    9.00%, 5/15/09, Pool #32214........        14
       4    9.50%, 7/15/09, Pool #34487........         4
     107    9.50%, 9/15/09, Pool #34878........       116
      32    9.50%, 10/15/09, Pool #36804.......        35
      19    11.00%, 11/15/09, Pool #37615......        21
       1    12.00%, 4/15/15, Pool #125262......         1
      12    11.00%, 6/15/15, Pool #130125......        14
      64    9.00%, 5/15/16, Pool #149877.......        70
      61    9.00%, 6/15/16, Pool #166130.......        67
      12    9.50%, 7/15/16, Pool #166772.......        13
      83    9.00%, 7/15/16, Pool #158921.......        90
      74    9.50%, 8/15/16, Pool #177531.......        81
     129    9.00%, 9/15/16, Pool #179044.......       140
      17    9.50%, 1/15/17, Pool #185619.......        18
     238    9.00%, 2/15/17, Pool #195058.......       259
     237    9.00%, 6/15/17, Pool #219079.......       257
      45    9.50%, 8/15/17, Pool #218841.......        49
      42    9.50%, 8/15/17, Pool #224015.......        46
      20    9.00%, 8/15/17, Pool #225825.......        21
      88    9.00%, 6/15/18, Pool #238161.......        95
      57    9.50%, 8/15/18, Pool #248390.......        62
      19    9.00%, 10/15/18, Pool #253188......        20
     113    9.50%, 12/15/18, Pool #263400......       123
       3    9.00%, 10/15/19, Pool #267676......         3
      54    9.00%, 11/15/19, Pool #162768......        58
      65    9.00%, 1/15/20, Pool #283138.......        70
      44    9.00%, 2/15/20, Pool #276157.......        48
     123    9.00%, 3/15/20, Pool #285283.......       133
      46    9.50%, 9/15/20, Pool #292918.......        51
      72    9.50%, 12/15/20, Pool #291865......        79
     242    9.00%, 6/15/21, Pool #307120.......       263

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $11,908    9.00%, 8/15/21, Pool #306081.......  $ 12,937
   3,522    9.00%, 12/15/21, Pool #780284......     3,783
      28    7.50%, 2/15/22, Pool #324025.......        29
     402    8.00%, 7/15/22, Pool #321560.......       420
     709    7.50%, 8/15/22, Pool #337141.......       733
      31    7.00%, 10/15/22, Pool #337175......        32
     191    7.00%, 11/15/22, Pool #323008......       195
      30    7.00%, 12/15/22, Pool #339969......        31
     405    7.00%, 1/15/23, Pool #332022.......       414
     388    7.00%, 1/15/23, Pool #342248.......       396
      38    7.00%, 1/15/23, Pool #321675.......        38
     233    7.00%, 1/15/23, Pool #346214.......       238
     372    7.00%, 1/15/23, Pool #341536.......       380
      47    7.00%, 3/15/23, Pool #350110.......        48
     734    7.00%, 5/15/23, Pool #346572.......       750
     692    7.00%, 5/15/23, Pool #351041.......       707
     729    7.00%, 5/15/23, Pool #342348.......       744
      55    7.00%, 5/15/23, Pool #338005.......        57
     615    7.00%, 5/15/23, Pool #221604.......       628
     320    6.50%, 5/15/23, Pool #343208.......       321
     360    6.50%, 6/15/23, Pool #348677.......       362
      50    6.50%, 6/15/23, Pool #358250.......        50
      51    6.50%, 6/15/23, Pool #349788.......        51
      75    6.50%, 6/15/23, Pool #346624.......        76
     491    7.00%, 7/15/23, Pool #360697.......       501
     405    7.00%, 7/15/23, Pool #360889.......       414
     410    7.00%, 7/15/23, Pool #358382.......       418
     787    7.00%, 7/15/23, Pool #346673.......       804
     230    7.00%, 7/15/23, Pool #325977.......       235
      23    7.00%, 7/15/23, Pool #350709.......        23
     173    7.00%, 7/15/23, Pool #357782.......       176
     794    7.00%, 7/15/23, Pool #362982.......       811
     313    7.00%, 7/15/23, Pool #353569.......       320
      28    7.00%, 7/15/23, Pool #354538.......        28
     265    6.50%, 7/15/23, Pool #322200.......       266
     272    6.50%, 8/15/23, Pool #360738.......       274
     144    6.50%, 8/15/23, Pool #360713.......       145
     159    6.50%, 8/15/23, Pool #359027.......       160
     383    6.50%, 8/15/23, Pool #353137.......       385
     544    6.50%, 8/15/23, Pool #356717.......       547
     308    6.50%, 8/15/23, Pool #344505.......       309
     687    6.50%, 9/15/23, Pool #345375.......       691
      49    6.50%, 9/15/23, Pool #339041.......        50
   3,278    8.00%, 10/15/23, Pool #354681......     3,414
     206    6.50%, 10/15/23, Pool #345391......       207
     420    6.00%, 10/15/23, Pool #364717......       413
      33    6.00%, 10/15/23, Pool #370006......        33
     388    6.00%, 10/15/23, Pool #345389......       382
     571    6.50%, 11/15/23, Pool #369356......       574
      18    6.50%, 11/15/23, Pool #370927......        18
     569    6.50%, 12/15/23, Pool #369830......       572

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   134    6.50%, 12/15/23, Pool #349944......  $    135
      32    6.50%, 12/15/23, Pool #370289......        32
     925    6.50%, 12/15/23, Pool #349265......       930
      97    6.50%, 12/15/23, Pool #365740......        98
     556    6.50%, 1/15/24, Pool #379127.......       559
  19,918    6.50%, 2/15/24, Pool #354747.......    20,025
     341    6.50%, 2/15/24, Pool #389200.......       343
   1,165    6.50%, 2/15/24, Pool #362341.......     1,172
     271    6.50%, 2/15/24, Pool #370338.......       272
     161    6.50%, 2/15/24, Pool #380818.......       162
     343    6.50%, 2/15/24, Pool #371999.......       345
     933    7.00%, 2/16/24, Series 1996-21,
              CMO..............................       950
     371    7.50%, 6/15/24, Pool #388747.......       383
      79    7.50%, 6/15/24, Pool #389827.......        81
     296    8.00%, 9/15/24, Pool #393908.......       308
   2,990    8.00%, 9/15/24, Pool #403212.......     3,113
   7,293    9.00%, 11/15/24, Pool #780029......     7,924
     924    7.25%, 12/15/25, Pool #411361......       948
   3,947    7.50%, 3/15/26, Pool #422308.......     4,072
   7,845    8.00%, 7/15/26, Pool #412644.......     8,149
  10,963    8.00%, 12/20/26, Pool #2344........    11,329
  14,500    6.50%, 6/20/27, Series 1997-19
              PJ...............................    14,561
   9,209    6.00%, 7/20/27, Pool #80094........     9,381
  15,000    6.25%, 8/20/27, Series 98-1 PD.....    14,939
  14,592    8.00%, 10/15/27, Pool# 412336......    15,130
   9,900    7.00%, 12/15/27, Pool # 449494.....    10,065
   9,664    7.50%, 1/15/28, Pool #461625.......     9,936
   9,905    7.00%, 1/15/28, Pool #462495.......    10,066
  14,794    7.50%, 2/15/28, Pool #462562.......    15,205
   9,968    6.50%, 3/15/28, Pool #467705.......     9,947
   9,990    7.00%, 6/15/28, Pool #472679.......    10,149
  15,000    7.50%, 7/1/28......................    15,389
                                                 --------
                                                  235,250
                                                 --------
         Total U.S. Government Agency Mortgages   659,534
                                                 --------
U.S. GOVERNMENT AGENCY SECURITIES (16.9%):
Federal Farm Credit Bank (0.6%):
   5,000    6.88%, 5/1/00......................     5,105
                                                 --------
Federal Home Loan Bank (2.5%):
   2,000    9.25%, 11/25/98....................     2,029
   2,000    9.30%, 1/25/99.....................     2,041
   3,000    8.60%, 6/25/99.....................     3,084
  10,000    5.91%, 12/23/02....................    10,076
   5,000    6.27%, 1/14/04 (b).................     5,000
                                                 --------
                                                   22,230
                                                 --------
Federal Home Loan Mortgage Corp. (0.7%):
   2,000    6.44%, 1/28/00.....................     2,023
   4,500    7.13%, 11/18/02....................     4,744
                                                 --------
                                                    6,767
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal National Mortgage Assoc. (6.8%):
 $15,000    5.43%, 7/21/98.....................  $ 14,955
   4,000    8.70%, 6/10/99.....................     4,111
   3,000    8.90%, 6/12/00.....................     3,177
   3,000    6.20%, 11/12/03....................     2,994
  15,000    7.16%, 5/11/05.....................    16,183
  10,000    5.88%, 2/2/06......................    10,033
  10,000    6.70%, 6/19/07.....................    10,593
                                                 --------
                                                   62,046
                                                 --------
Resolution Funding Corp. (3.4%):
  25,000    Principal STRIPS, 7/15/20..........     6,881
  50,000    Principal STRIPS, 7/15/20..........    13,762
  25,000    Principal STRIPS, 10/15/20.........     6,781
  15,000    Principal STRIPS, 4/15/28..........     2,692
   5,000    Principal STRIPS, 4/15/30 (b)......       800
                                                 --------
                                                   30,916
                                                 --------
Tennessee Valley Authority (2.9%):
  25,000    6.24%, 7/15/45, Putable on 7/15/01
              @ 100............................    25,906
                                                 --------
        Total U.S. Government Agency Securities   152,970
                                                 --------
U.S. TREASURY OBLIGATIONS (11.0%):
U.S. Treasury Bonds (4.7%):
  25,000    8.13%, 8/15/19.....................    32,241
  10,000    6.13%, 11/15/27 (b)................    10,721
                                                 --------
                                                   42,962
                                                 --------
U.S. Treasury Notes (4.6%):
   1,350    6.75%, 4/30/00.....................     1,379
   1,500    6.25%, 5/31/00.....................     1,520
   4,500    6.13%, 7/31/00.....................     4,554
   2,800    6.25%, 4/30/01.....................     2,853
   1,000    7.88%, 8/15/01.....................     1,066
     500    6.38%, 8/15/02.....................       515
   5,000    5.63%, 12/31/02 (b)................     5,021
     250    6.25%, 2/15/03.....................       257
   2,500    6.50%, 8/15/05.....................     2,638
  20,700    6.50%, 10/15/06 (b)................    21,975
                                                 --------
                                                   41,778
                                                 --------
U.S. Treasury STRIPS (1.7%):
   5,000    8/15/02 (b)........................     4,003
  50,000    2/15/25 (b)........................    11,111
                                                 --------
                                                   15,114
                                                 --------
                Total U.S. Treasury Obligations    99,854
                                                 --------
REPURCHASE AGREEMENTS (0.6%):
   5,215    Prudential Securities, 6.10%,
              7/1/98 (Collateralized by $5,368
              U.S. Treasury Bills, 9/3/98,
              market value $5,320).............     5,215
                                                 --------
                    Total Repurchase Agreements     5,215
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (5.5%):
Repurchase Agreements (5.5%):
 $49,499    Paine Webber, 6.15%, 7/1/98
              (Collateralized by $49,680
              various U.S. Government
              Securities, 0.00% - 9.35%,
              9/25/98 - 9/18/27, market value
              $50,527).........................  $ 49,499
                                                 --------
            Total Short-Term Securities Held as
                                     Collateral    49,499
                                                 --------
                      Total (Cost $933,275) (a)  $967,072
                                                 ========

------------

Percentages indicated are based on net assets of $903,987.

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $34,016
                   Unrealized depreciation.....................................     (219)
                                                                                 -------
                   Net unrealized appreciation.................................  $33,797
                                                                                 =======

(b) A portion of this security was loaned as of June 30, 1998.

CMO  Collateralized Mortgage Obligation

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ----------
ASSET BACKED SECURITIES (6.4%):
 $ 4,927    Advanta Mortgage Loan Trust,
              Series 1995-1, Class A5, 8.32%,
              12/25/19........................  $    5,201
   5,000    Advanta Mortgage Loan Trust,
              Series 1997-2, Class A4, 7.60%,
              6/25/27.........................       5,280
   4,195    Aircraft Lease Portfolio
              Securitization Ltd., Series
              1994-1, Class A2, 7.15%,
              9/15/04.........................       4,222
   1,796    Auto Finance Group, Inc., Series
              1997-B, Class C, 7.00%,
              2/15/03.........................       1,772
   5,000    EQCC Home Loan Trust, Series
              1998-2, Class A3F, 6.23%,
              3/15/13.........................       5,001
   5,000    Greentree Financial Corp., Series
              1993-2, Class B, 8.00%,
              7/15/18.........................       5,249
   5,000    Greentree Financial Corp., Series
              1995-10, Class B1, 7.05%,
              2/15/27.........................       4,961
   4,350    Greentree Financial Corp., Series
              1995-2, Class B1, 8.60%,
              5/15/26.........................       4,535
   5,000    Greentree Home Improvement Loan
              Trust, Series 1995-D, Class M1,
              6.95%, 9/15/25..................       5,075
   3,000    MBNA, Series 1998-C, 6.35%,
              11/15/05........................       3,000
   3,073    Olympic Automobile Receivables
              Trust, Series 1994-B, Class A2,
              6.85%, 6/15/01..................       3,132
   3,919    Olympic Automobile Receivables
              Trust, Series 1995-B, Class A2,
              7.35%, 10/15/01.................       3,958
   3,000    Team Fleet Financial Corp., Series
              1998-2A, Class C, 6.53%,
              7/25/02.........................       2,998
   5,000    World Omni, Series 1997, Class A7,
              6.48%, 12/12/08.................       5,017
                                                ----------
                 Total Asset Backed Securities      59,401
                                                ----------
COLLATERALIZED BOND OBLIGATIONS (0.6%):
   5,000    Merrill Lynch, 1996 PM1, 7.87%,
              12/17/06........................       5,167
                                                ----------
         Total Collateralized Bond Obligations       5,167
                                                ----------
CORPORATE BONDS (39.3%):
         Banking, Finance & Insurance (13.3%):
   2,000    American Health Properties, 7.50%,
              1/15/07.........................       2,143
   9,000    Associates Corp., 8.34%,
              11/25/99........................       9,292
   6,000    Associates Corp., 8.15%, 8/1/09...       6,878

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000    BankAmerica Corp., 9.50%,
              4/1/01..........................  $    5,431
   5,000    Bear Stearns Co., Inc., 8.25%,
              2/1/02..........................       5,338
   5,000    Bradley Operating, 7.20%,
              1/15/08.........................       5,038
   6,500    Corestates Capital, 8.00%,
              12/15/26........................       7,141
   5,000    Cullen Frost Bank Capital Trust,
              8.42%, 2/1/27...................       5,638
   5,000    First Chicago Capital Trust,
              7.95%, 12/1/26..................       5,500
   2,000    Fleet Financial Group, Inc.,
              8.13%, 7/1/04...................       2,190
   3,500    Ford Capital BV, 10.13%,
              11/15/00........................       3,815
   1,500    Ford Motor Credit Corp., 6.38%,
              10/6/00.........................       1,515
   3,000    General Motors Acceptance Corp.,
              8.40%, 10/15/99.................       3,094
   8,000    General Motors Acceptance Corp.,
              7.00%, 3/1/00...................       8,129
  10,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02...................      10,862
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05.................       6,450
   5,000    Lehman Brothers Holdings, Inc.,
              8.80%, 3/1/15...................       5,969
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%, 3/1/24,
              144A............................       6,563
   5,000    MIC Financial Trust, 8.38%,
              2/1/27..........................       5,525
   6,000    Morgan Stanley Dean Witter & Co.,
              6.13%, 10/1/03..................       5,993
   5,000    Principal Mutual, 7.88%, 3/1/24...       5,381
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49.........................       5,706
                                                ----------
                                                   123,591
                                                ----------
Food Products & Services (0.3%):
   2,500    RJR Nabisco Corp., 8.75%,
              8/15/05.........................       2,666
                                                ----------
Industrial Goods & Services (9.7%):
   1,500    Advanced Micro Devices, Inc.,
              11.00%, 8/1/03 (b)..............       1,594
   5,000    Atlas Copco AB, 6.50%, 4/1/08.....       5,025
   5,000    Avon Products Inc., Series 144A,
              6.25%, 5/1/03...................       5,038
   3,000    Boise Cascade Co., 9.45%,
              11/1/09.........................       3,630
   4,000    Comcast Cable, 8.38%, 5/1/07,
              144A............................       4,490
   1,500    Comcast Cellular Holdings, 9.50%,
              5/1/07..........................       1,569
   1,500    D.R. Horton, Inc., 8.38%,
              6/15/04.........................       1,511
   2,500    Fred Meyer, Inc., 7.38%, 3/1/05...       2,519
   2,000    Freeport McMoran, Copper & Gold,
              7.50%, 11/15/06.................       1,628
   5,000    General Motors Corp., 9.13%,
              7/15/01.........................       5,424
   3,000    Golden State Petroleum, 8.04%,
              2/1/19, 144A....................       3,191

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 5,000    Hilton Hotels Corp., 7.95%,
              4/15/07.........................  $    5,231
   2,500    Loewen Group, Inc., 8.25%,
              4/15/03, Callable 4/15/00 @
              104.13..........................       2,591
   2,500    Mississippi Chemical Corp., 7.25%,
              11/15/17........................       2,538
   4,640    Newmont Gold Co., 8.91%, 1/5/09...       5,185
   1,500    Nine West Group, Inc., 8.38%,
              8/15/05.........................       1,474
   2,500    Northrop-Grumman Corp., 7.00%,
              3/1/06..........................       2,594
   4,604    Oslo Seismic Service, 8.28%,
              6/1/11, 144A....................       5,027
   2,500    Owens-Illinois, Inc., 7.15%,
              5/15/05.........................       2,528
   9,000    Penske Truck Leasing, 8.25%,
              11/1/99.........................       9,269
   1,500    Pride Petroleum Services, Inc.,
              9.38%, 5/1/07...................       1,584
   5,000    Tele-Commun, Inc., 7.38%,
              2/15/00.........................       5,100
   1,500    Tenet Healthcare Corp., 8.00%,
              1/15/05.........................       1,560
   1,500    Terra Industries, 10.50%, 6/15/05,
              Callable 6/15/00 @ 105.25 (b)...       1,622
   1,500    Trico Marine Services, Inc.,
              8.50%, 8/1/05...................       1,470
   5,000    U.S. Filter Corp., 6.38%,
              5/15/01.........................       5,006
   2,000    Wyman-Gordon Co., 8.00%,
              12/15/07........................       2,050
                                                ----------
                                                    90,448
                                                ----------
Real Estate (5.9%):
   2,000    Avalon Properties, Inc., 7.38%,
              9/15/02.........................       2,070
   1,500    Dynex Capital, Inc., 7.88%,
              7/15/02.........................       1,524
   4,750    Meditrust, Inc., 7.77%, 8/16/02...       4,952
   3,000    Meditrust, Inc., 7.82%, 9/10/26...       3,431
   3,500    MEPC Finance, Inc., 7.50%,
              5/1/03..........................       3,745
   5,000    Security Capital Pacific Trust,
              6.95%, 10/15/02.................       5,113
   2,500    Security Capital Pacific Trust,
              7.15%, 10/15/03.................       2,566
   5,000    Security Pacific Corp., 11.00%,
              3/1/01..........................       5,600
   5,000    Spieker Properties, Inc., 6.65%,
              12/15/00........................       5,044
   4,000    Spieker Properties, Inc., 8.00%,
              7/19/05.........................       4,300

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Real Estate, continued:
 $ 8,000    Taubman Realty Group, 7.00%,
              10/1/03.........................  $    8,109
   3,000    Wellsford Residential Property,
              7.25%, 8/15/00..................       3,064
   5,000    Western Banktrust REIT, 7.88%,
              2/15/04.........................       5,300
                                                ----------
                                                    54,818
                                                ----------
Transportation & Shipping (1.3%):
   5,000    Enterprise Rental-A-Car, 6.38%,
              5/15/03.........................       5,000
   5,000    Union Pacific Co., 9.63%,
              12/15/02........................       5,638
   1,500    Viking Star Shipping, 9.63%,
              7/15/03.........................       1,571
                                                ----------
                                                    12,209
                                                ----------
Utilities (1.1%):
   7,000    NRG Energy Corp., 7.63%, 2/1/06...       7,411
   2,819    Salton Sea Funding Corp., 6.69%,
              5/30/00.........................       2,847
                                                ----------
                                                    10,258
                                                ----------
Yankee & Eurodollar (7.7%):
   5,000    BCH Cayman Islands, 8.25%,
              6/15/04 (b).....................       5,456
   4,000    BCH Cayman Islands, 7.50%,
              6/15/05.........................       4,240
   5,000    Celulosa Arauco, 6.75%,
              12/15/03........................       4,869
  12,302    Centra Gas, 10.65%, 12/1/10,
              144A............................      12,702
   5,000    China International Trust &
              Investing, 9.00%, 10/15/06
              (b).............................       5,056
   5,000    China Light & Power Ltd., 7.50%,
              4/15/06.........................       4,906
   5,000    Coca-Cola Femsa, 8.95%, 11/1/06...       5,056
   2,000    Kansalis-Osake Pankki, 9.75%,
              12/15/98........................       2,030
   2,000    Petroleos Mexicanos, 8.85%,
              9/15/07.........................       1,973
   2,500    Petroliam Nasional Berhad, 7.13%,
              10/18/06 (b)....................       2,122
   4,250    Ras Laffan Gas, 7.63%, 9/15/06,
              144A............................       4,117
   5,000    Scotland International Finance,
              8.80%, 1/27/04, 144A............       5,588
   4,000    Scotland International Finance,
              8.85%, 11/1/06, 144A............       4,630

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Yankee & Eurodollar, continued:
 $ 4,000    Termoemcali Funding Corp., 10.13%,
              12/15/14, 144A..................  $    3,770
   2,400    Yanacocha, 8.40%, 6/15/04.........       2,381
   2,426    Ypf Sociedad Anomima, 7.00%,
              10/26/02........................       2,435
                                                ----------
                                                    71,331
                                                ----------
                         Total Corporate Bonds     365,321
                                                ----------
EQUIPMENT TRUST CERTIFICATES (2.6%):
   4,886    Federal Express, Series A-1,
              7.85%,
              1/30/15.........................       5,313
  10,966    Northwest Air Trust, Series 2,
              Class A, 9.25%, 12/21/12........      13,064
   4,569    Northwest Air Trust, Series B,
              10.23%, 12/21/12................       5,523
                                                ----------
            Total Equipment Trust Certificates      23,900
                                                ----------
OTHER MORTGAGED BACKED SECURITIES (1.1%):
   2,485    BHN, Series 1997-1, Class A2,
              7.92%, 7/25/09..................       2,462
   2,750    BHN, Series 1997-2, Class A2,
              7.54%, 5/31/17..................       2,742
   5,000    Residential Funding Corp., Series
              1996-HS2, Class A4, 7.55%,
              9/25/12.........................       5,210
                                                ----------
       Total Other Mortgaged Backed Securities      10,414
                                                ----------
U.S. GOVERNMENT AGENCY MORTGAGES (23.8%):
Federal Home Loan Mortgage Corp. (13.1%):
   5,000    7.13%, 7/21/99....................       5,074
  18,000    0.00%, 8/15/02 (b)................      14,277
   3,684    7.00%, 6/1/09, Pool #E00313.......       3,765
   6,722    7.50%, 5/1/11, Pool #E00438.......       6,934
   6,853    7.00%, 5/1/11, Pool #E00434.......       7,003
   6,423    7.00%, 6/1/11, Pool #E64220.......       6,563
  19,794    6.50%, 4/1/13, Gold Pool
              #E69986.........................      19,931
   9,969    6.50%, 5/1/13, Gold Pool
              #E70312.........................      10,037
   9,967    6.50%, 5/1/13, Pool #E70383.......      10,036
   9,506    6.50%, 1/1/24, Gold Pool
              #C80091.........................       9,518
     965    7.50%, 6/1/24, Pool #C80161.......         993
  13,594    7.00%, 9/1/24, Pool #G00271.......      13,849
   5,472    7.50%, 10/1/24, Pool #C80245......       5,627
   8,284    7.00%, 11/1/24, Pool #G00278......       8,439
                                                ----------
                                                   122,046
                                                ----------
Federal National Mortgage Assoc. (7.5%):
   6,494    7.00%, 4/1/03, Pool #303865.......       6,585
  15,747    8.00%, 12/1/09, Pool #250168......      16,294
   9,903    6.50%, 5/1/13, Pool #251700.......       9,961
  15,000    6.00%, 6/1/13, Pool #423196.......      14,841

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $ 2,000    8.20%, 3/10/16 (b)................  $    2,488
   8,871    7.50%, 9/1/25, Pool #324179.......       9,137
   9,972    6.50%, 4/1/28, Pool #420165.......       9,931
                                                ----------
                                                    69,237
                                                ----------
Government National Mortgage Assoc. (3.2%):
   2,552    9.00%, 11/15/24, Pool #780029.....       2,773
   7,780    7.50%, 7/15/26, Pool #430999......       8,018
   8,543    7.50%, 7/20/27, Pool #2457........       8,751
   9,860    6.50%, 2/15/28, Pool #460759......       9,839
                                                ----------
                                                    29,381
                                                ----------
        Total U.S. Government Agency Mortgages     220,664
                                                ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.6%):
Government Trust Certificate (0.2%):
   1,768    Israel, 9.40%, 5/15/02............       1,830
                                                ----------
            Tennessee Valley Authority (0.4%):
   3,200    8.63%, 11/15/29...................       3,536
                                                ----------
       Total U.S. Government Agency Securities       5,366
                                                ----------
U.S. TREASURY OBLIGATIONS (24.1%):
U.S. Treasury Bonds (8.5%):
   2,250    13.38%, 8/15/01 (b)...............       2,751
   9,600    11.88%, 11/15/03 (b)..............      12,376
  14,000    9.00%, 11/15/18...................      19,460
  11,250    8.13%, 8/15/21 (b)................      14,660
   7,125    8.00%, 11/15/21 (b)...............       9,182
  17,600    7.13%, 2/15/23 (b)................      20,817
                                                ----------
                                                    79,246
                                                ----------
U.S. Treasury Notes (13.0%):
  15,000    6.25%, 8/31/00 (b)................      15,222
  34,800    6.63%, 6/30/01 (b)................      35,819
  15,000    6.25%, 6/30/02 (b)................      15,377
  30,000    6.25%, 2/15/03 (b)................      30,880
  11,500    6.25%, 2/15/07 (b)................      12,045
  10,000    6.63%, 5/15/07 (b)................      10,737
                                                ----------
                                                   120,080
                                                ----------
U.S. Treasury STRIPS (2.6%):
  85,000    10/15/19..........................      24,496
                                                ----------
               Total U.S. Treasury Obligations     223,822
                                                ----------
REPURCHASE AGREEMENTS (0.3%):
   3,102    Prudential Securities, 6.10%,
              7/1/98 (Collateralized by $3,193
              U.S. Treasury Bills, 9/3/98,
              market value $3,165)............       3,102
                                                ----------
                   Total Repurchase Agreements       3,102
                                                ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (16.0%):
Master Notes (2.6%):
 $ 6,835    Bear Stearns Mortgage Capital,
              6.77%, 10/9/98*.................  $    6,835
   4,557    Danaher Corp., 6.68%, 10/9/98*....       4,557
   6,835    Merrill Lynch Mortgage Capital,
              6.75%, 7/23/98*.................       6,835
   6,151    NationsBanc Capital Markets,
              6.70%, 7/1/98*..................       6,151
                                                ----------
                                                    24,378
                                                ----------
Put Bonds (1.7%):
   6,835    Citicorp, 5.94%, 8/3/98*..........       6,835
   4,557    GMAC, 5.85%, 11/10/99*............       4,563
   4,557    Greenwich Capital, 6.11%,
              12/13/99*.......................       4,557
                                                ----------
                                                    15,955
                                                ----------
Repurchase Agreements (11.7%):
  25,061    Donaldson, Lufkin & Jenrette,
              6.65%, 7/1/98 (Collateralized by
              $25,622 various Corporate and
              Government Securities,
              2.85% - 17.25%,
              10/15/02 - 4/15/35, market value
              $26,025)........................      25,061
  22,783    Goldman Sachs, 6.65%, 7/1/98
              (Collateralized by $24,283
              various Corporate Bonds, 0.00%,
              7/7/98 - 9/18/98, market value
              $24,195)........................      22,783

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $50,121    Lehman Brothers, 6.65%, 7/1/98
              (Collateralized by $51,377
              various Corporate Bonds,
              0.00% - 10.13%,
              9/15/99 - 10/17/96, market value
              $53,776)........................  $   50,121
   4,694    Lehman Brothers, 6.47%, 7/1/98
              (Collateralized by $4,929 Media
              One Group Bonds, 0.00%, 10/5/98,
              market value $4,929)............       4,694
   5,924    Lehman Brothers, 6.00%, 7/1/98
              (Collateralized by $37,083
              various Government Securities,
              0.00% - 10.00%,
              12/1/18 - 5/1/24, market value
              $6,098).........................       5,924
                                                ----------
                                                   108,583
                                                ----------
           Total Short-Term Securities Held as
                                    Collateral     148,916
                                                ----------
                   Total (Cost $1,021,032) (a)  $1,066,073
                                                ==========

------------

Percentages indicated are based on net assets of $928,512.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $79. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $46,870
                   Unrealized depreciation.....................................   (1,908)
                                                                                 -------
                   Net unrealized appreciation.................................  $44,962
                                                                                 =======

(b) A portion of this security was loaned as of June 30, 1998.

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

REIT Real Estate Investment Trust

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury & Agency Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY (28.2%):
Federal Farm Credit Bank (9.1%):
 $ 7,000    7.16%, 5/15/06.....................  $  7,580
   3,100    7.60%, 7/24/06.....................     3,447
   2,000    5.93%, 7/6/10......................     2,017
                                                 --------
                                                   13,044
                                                 --------
Federal Home Loan Bank (4.9%):
   5,000    6.66%, 6/3/03......................     5,006
   2,000    6.26%, 11/26/03....................     1,998
                                                 --------
                                                    7,004
                                                 --------
Other U.S. Agencies (14.2%):
   4,000    Student Loan Marketing Association,
              7.20%, 11/9/00...................     4,132
   6,000    Student Loan Marketing Association,
              6.00%, 3/5/01....................     6,000
  10,000    Tennessee Valley Authority, 6.13%,
              7/15/03..........................    10,087
                                                 --------
                                                   20,219
                                                 --------
                   Total U.S. Government Agency    40,267
                                                 --------

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. TREASURY OBLIGATIONS (68.3%):
U.S. Treasury Inflation Protected Bonds (3.5%):
 $ 5,128    3.38%, 1/15/07.....................  $  4,968
                                                 --------
U.S. Treasury Notes (64.8%):
  27,000    7.75%, 11/30/99....................    27,809
  36,000    6.63%, 6/30/01.....................    37,054
   8,500    6.25%, 2/28/02 (b).................     8,694
  13,000    7.88%, 11/15/04 (b)................    14,602
   4,000    6.88%, 5/15/06.....................     4,331
                                                 --------
                                                   92,490
                                                 --------
                Total U.S. Treasury Obligations    97,458
                                                 --------
INVESTMENT COMPANIES (2.5%):
   3,627    The One Group Treasury Only Money
              Market Fund......................     3,627
                                                 --------
                     Total Investment Companies     3,627
                                                 --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (12.1%):
Repurchase Agreements (12.1%):
 $17,229    Paine Webber, 6.15%, 7/1/98
              (Collateralized by $17,292
              various U.S. Government
              Securities, 0.00% - 9.35%,
              9/25/98 - 9/18/27, market value
              $17,587).........................    17,229
                                                 --------
            Total Short-Term Securities Held as
                                     Collateral    17,229
                                                 --------
                      Total (Cost $155,725) (a)  $158,581
                                                 ========

------------

Percentages indicated are based on net assets of $142,769.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $2,894
                   Unrealized depreciation.....................................     (72)
                                                                                 ------
                   Net unrealized appreciation.................................  $2,822
                                                                                 ======

(b) A portion of this security was loaned as of June 30, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1998
(Amounts in Thousands, except per share amounts)

                                                              ULTRA SHORT-   LIMITED VOLATILITY   INTERMEDIATE
                                                              TERM INCOME           BOND              BOND
                                                                  FUND              FUND              FUND
                                                              ------------   ------------------   ------------
ASSETS:
Investments, at value.......................................    $218,244          $619,416          $762,006
Repurchase agreements, at cost..............................       3,724            44,829           100,432
                                                                --------          --------          --------
Total (cost $221,196; $654,845; $848,429, respectively).....     221,968           664,245           862,438
Cash........................................................          --                 1                --
Interest receivable.........................................       1,278             6,935             7,536
Receivable from brokers for investments sold................         401               290             3,001
Receivable for capital shares issued........................          15                37               311
Prepaid expenses and other assets...........................           1                 4                 3
                                                                --------          --------          --------
TOTAL ASSETS................................................     223,663           671,512           873,289
                                                                --------          --------          --------
LIABILITIES:
Dividends payable...........................................       1,016             2,991             3,821
Payable to brokers for investments purchased................       5,113                --                --
Payable for capital shares redeemed.........................           6                24                11
Payable for return of collateral received for securities on
  loan......................................................          --            55,051           122,850
Net payable for variation margin on futures contracts.......          15                --                --
Accrued expenses and other payables:
  Investment advisory fees..................................          39               162               209
  Administration fees.......................................          --                87               104
  12b-1 fees................................................          10                 7                24
  Other.....................................................          53                88               111
                                                                --------          --------          --------
TOTAL LIABILITIES...........................................       6,252            58,410           127,130
                                                                --------          --------          --------
NET ASSETS:
Capital.....................................................     221,218           617,555           736,895
Undistributed (distributions in excess of) net investment
  income....................................................        (411)             (194)               76
Accumulated undistributed net realized gains (losses) from
  investment and futures transactions.......................      (4,124)          (13,659)           (4,821)
Net unrealized appreciation (depreciation) from investments
  and futures...............................................         728             9,400            14,009
                                                                --------          --------          --------
NET ASSETS..................................................    $217,411          $613,102          $746,159
                                                                ========          ========          ========
NET ASSETS:
    Fiduciary...............................................    $188,133          $592,669          $680,800
    Class A.................................................      24,747            15,582            44,567
    Class B.................................................       4,531             4,851            19,924
    Class C.................................................          --                --               868
                                                                --------          --------          --------
Total.......................................................    $217,411          $613,102          $746,159
                                                                ========          ========          ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Fiduciary...............................................      19,053            56,405            67,296
    Class A.................................................       2,507             1,483             4,392
    Class B.................................................         462               459             1,969
    Class C.................................................          --                --                86
                                                                --------          --------          --------
Total.......................................................      22,022            58,347            73,743
                                                                ========          ========          ========
Net asset value
  Fiduciary Offering and redemption price per share.........    $   9.87          $  10.51          $  10.12
                                                                ========          ========          ========
  Class A Redemption price per share........................    $   9.87          $  10.50          $  10.15
                                                                ========          ========          ========
    Maximum sales charge....................................        3.00%             3.00%             4.50%
                                                                ========          ========          ========
    Maximum offering price (100%/(100%--maximum sales
      charge) of net asset value adjusted to nearest cent)
      per share.............................................    $  10.18          $  10.82          $  10.63
                                                                ========          ========          ========
  Class B Offering price per share (a)......................    $   9.81          $  10.57          $  10.12
                                                                ========          ========          ========
  Class C Offering price per share (a)......................    $     --          $     --          $  10.14
                                                                ========          ========          ========

------------

(a) Redemption price per Class B and Class C shares varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1998
(Amounts in Thousands, except per share amounts)

                                                              GOVERNMENT          INCOME          TREASURY &
                                                                 BOND              BOND             AGENCY
                                                                 FUND              FUND              FUND
                                                              ----------         --------         ----------
ASSETS:
Investments, at value.......................................   $912,358          $954,388          $141,352
Repurchase agreements, at cost..............................     54,714           111,685            17,229
                                                               --------          --------          --------
Total (cost $933,275; $1,021,032; $155,725, respectively)...    967,072          1,066,073          158,581
Interest receivable.........................................      6,759            11,508             1,432
Receivable from brokers for investment sold.................         --             5,340             2,165
Receivable for capital shares issued........................        192                23               579
Deferred organization costs.................................         --                --                 2
Prepaid expenses and other assets...........................          5                 5                 1
                                                               --------          --------          --------
TOTAL ASSETS................................................    974,028          1,082,949          162,760
                                                               --------          --------          --------
LIABILITIES:
Dividends payable...........................................      4,401             4,852               679
Payable to brokers for investments purchased................     15,417                --             1,999
Payable for capital shares redeemed.........................          6                65                --
Payable for return of collateral received for securities on
  loan......................................................     49,499           148,916            17,229
Accrued expenses and other payables:
  Investment advisory fees..................................        335               305                23
  Administration fees.......................................         99               130                 8
  12b-1 fees................................................         22                14                14
  Other.....................................................        262               155                39
                                                               --------          --------          --------
TOTAL LIABILITIES...........................................     70,041           154,437            19,991
                                                               --------          --------          --------
NET ASSETS:
Capital.....................................................    884,829           951,477           139,823
Undistributed (distributions in excess of) net investment
  income....................................................       (100)              296                --
Accumulated undistributed net realized gains (losses) from
  investment and
  futures transactions......................................    (14,539)          (68,302)               90
Net unrealized appreciation (depreciation) from investments
  and futures...............................................     33,797            45,041             2,856
                                                               --------          --------          --------
NET ASSETS..................................................   $903,987          $928,512          $142,769
                                                               ========          ========          ========
NET ASSETS:
    Fiduciary...............................................   $851,517          $898,263          $ 95,073
    Class A.................................................     31,548            14,738            35,213
    Class B.................................................     20,922            15,511            12,483
                                                               --------          --------          --------
Total.......................................................   $903,987          $928,512          $142,769
                                                               ========          ========          ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Fiduciary...............................................     84,263            94,421             9,425
    Class A.................................................      3,122             1,550             3,490
    Class B.................................................      2,070             1,617             1,238
                                                               --------          --------          --------
Total.......................................................     89,455            97,588            14,153
                                                               ========          ========          ========
Net asset value
  Fiduciary Offering and redemption price per share.........   $  10.11          $   9.51          $  10.09
                                                               ========          ========          ========
  Class A Redemption price per share........................   $  10.11          $   9.51          $  10.09
                                                               ========          ========          ========
    Maximum sales charge....................................       4.50%             4.50%             3.00%
                                                               ========          ========          ========
    Maximum offering price (100%/(100%--maximum sales
      charge) of net asset value adjusted to nearest cent)
      per share.............................................   $  10.59          $   9.96          $  10.40
                                                               ========          ========          ========
  Class B Offering price per share (a)......................   $  10.11          $   9.59          $  10.08
                                                               ========          ========          ========

------------

(a) Redemption price per Class B and Class C shares varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998
(Amounts in Thousands)

                                                             ULTRA SHORT-   LIMITED VOLATILITY   INTERMEDIATE
                                                             TERM INCOME           BOND              BOND
                                                                 FUND              FUND              FUND
                                                             ------------   ------------------   ------------
INVESTMENT INCOME:
Interest income............................................    $12,689           $38,915           $45,357
Income from securities lending.............................         --               144               287
                                                               -------           -------           -------
Total Income...............................................     12,689            39,059            45,644
                                                               -------           -------           -------
EXPENSES:
Investment advisory fees...................................      1,124             3,580             3,951
Administration fees........................................        335               977             1,078
12b-1 fees (Class A).......................................        128                63               110
12b-1 fees (Class B).......................................         34                49               147
12b-1 fees (Class C).......................................         --                --                 3
Custodian and accounting fees..............................         32                74                96
Legal and audit fees.......................................         10                24                21
Organization costs.........................................          3                --                --
Trustees' fees and expenses................................          3                11                10
Transfer agent fees........................................         47                88                78
Registration and filing fees...............................         67                48               157
Printing costs.............................................         10                36                32
Other......................................................          4                25                10
                                                               -------           -------           -------
Total expenses before waivers..............................      1,797             4,975             5,693
Less waivers...............................................     (1,079)           (1,730)           (1,773)
                                                               -------           -------           -------
Net Expenses...............................................        718             3,245             3,920
                                                               -------           -------           -------
Net Investment Income......................................     11,971            35,814            41,724
                                                               -------           -------           -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gains (losses) from investment and futures
  transactions.............................................       (446)           (2,526)              467
Net change in unrealized appreciation (depreciation) from
  investments and futures..................................        200             4,699            11,026
                                                               -------           -------           -------
Net realized/unrealized gains (losses) from investments and
  futures..................................................       (246)            2,173            11,493
                                                               -------           -------           -------
Change in net assets resulting from operations.............    $11,725           $37,987           $53,217
                                                               =======           =======           =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998
(Amounts in Thousands)

                                                              GOVERNMENT   INCOME    TREASURY &
                                                                 BOND       BOND       AGENCY
                                                                 FUND       FUND        FUND
                                                              ----------   -------   -----------
INVESTMENT INCOME:
Interest income.............................................   $56,100     $61,807     $7,390
Dividend income.............................................        --          --        159
Income from securities lending..............................       127         280         13
                                                               -------     -------     ------
Total Income................................................    56,227      62,087      7,562
                                                               -------     -------     ------
EXPENSES:
Investment advisory fees....................................     3,795       5,074        465
Administration fees.........................................     1,381       1,385        190
12b-1 fees (Class A)........................................       116          51         38
12b-1 fees (Class B)........................................       152         138         39
Custodian and accounting fees...............................       125          74          8
Legal and audit fees........................................        34          27          5
Organization costs..........................................         2          --          1
Trustees' fees and expenses.................................        17          13          1
Transfer agent fees.........................................       122          80         25
Registration and filing fees................................        67         114         55
Printing costs..............................................        55          62          4
Other.......................................................        38          17          2
                                                               -------     -------     ------
Total expenses before waivers...............................     5,904       7,035        833
Less waivers................................................      (454)     (1,720)      (374)
                                                               -------     -------     ------
Net Expenses................................................     5,450       5,315        459
                                                               -------     -------     ------
Net Investment Income.......................................    50,777      56,772      7,103
                                                               -------     -------     ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gains (losses) from investment and futures
  transactions..............................................     6,626     (13,587)       430
Net change in unrealized appreciation (depreciation) from
  investments and futures...................................    27,673      21,151      1,288
                                                               -------     -------     ------
Net realized/unrealized gains (losses) from investments and
  futures...................................................    34,299       7,564      1,718
                                                               -------     -------     ------
Change in net assets resulting from operations..............   $85,076     $64,336     $8,821
                                                               =======     =======     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                              ULTRA SHORT-TERM         LIMITED VOLATILITY
                                                                 INCOME FUND                BOND FUND
                                                           -----------------------   -----------------------
                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                              1998         1997         1998         1997
                                                           ----------   ----------   ----------   ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..................................   $ 11,971     $  5,647     $ 35,814    $  36,887
  Net realized gains (losses) from investment and futures
     transactions........................................       (446)        (269)      (2,526)      (2,851)
  Net change in unrealized appreciation (depreciation)
     from investments and futures........................        200        1,032        4,699        5,502
                                                            --------     --------     --------    ---------
Change in net assets resulting from operations...........     11,725        6,410       37,987       39,538
                                                            --------     --------     --------    ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
  From net investment income.............................     (9,591)      (4,769)     (34,511)     (35,406)
  From net realized gains from investment transactions...         --           --           --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income.............................     (2,049)        (761)      (1,040)      (1,219)
  From net realized gains from investment transactions...         --           --           --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income.............................       (177)         (94)        (263)        (262)
  From net realized gains from investment transactions...         --           --           --           --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income.............................         --           --           --           --
                                                            --------     --------     --------    ---------
Change in net assets from shareholder distributions......    (11,817)      (5,624)     (35,814)     (36,887)
                                                            --------     --------     --------    ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued............................    210,232      109,550      120,557      117,648
  Proceeds from shares issued in conversion..............      1,303           --       41,843           --
  Dividends reinvested...................................      1,953          790        2,149        3,251
  Cost of shares redeemed................................   (142,859)     (26,641)    (142,574)    (165,778)
                                                            --------     --------     --------    ---------
Change in net assets from share transactions.............     70,629       83,699       21,975      (44,879)
                                                            --------     --------     --------    ---------
Change in net assets.....................................     70,537       84,485       24,148      (42,228)
NET ASSETS:
  Beginning of period....................................    146,874       62,389      588,954      631,182
                                                            --------     --------     --------    ---------
  End of period..........................................   $217,411     $146,874     $613,102    $ 588,954
                                                            ========     ========     ========    =========
SHARE TRANSACTIONS:
  Issued.................................................     21,267       11,129       11,459       11,253
  Issued in conversion...................................        132           --        3,970           --
  Reinvested.............................................        198           81          204          311
  Redeemed...............................................    (14,453)      (2,708)     (13,545)     (15,866)
                                                            --------     --------     --------    ---------
Change in shares.........................................      7,144        8,502        2,088       (4,302)
                                                            ========     ========     ========    =========

------------

(a) Period from commencement of operations.
(b) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

INTERMEDIATE BOND FUND      GOVERNMENT BOND FUND         INCOME BOND FUND           TREASURY & AGENCY FUND
-----------------------    -----------------------    -----------------------    -----------------------------
                                                                                              JANUARY 20, 1997
YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED          TO
 JUNE 30,     JUNE 30,      JUNE 30,     JUNE 30,      JUNE 30,     JUNE 30,      JUNE 30,        JUNE 30,
   1998         1997          1998         1997          1998         1997          1998          1997 (A)
----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------------
 $ 41,724     $ 26,017      $ 50,777    $  46,994      $ 56,772    $  44,089      $  7,103        $  3,196
      467         (935)        6,626         (894)      (13,587)        (280)          430             178
   11,026        3,378        27,673       10,875        21,151        6,049         1,288            (341)
---------     --------      --------    ---------      --------    ---------      --------        --------
   53,217       28,460        85,076       56,975        64,336       49,858         8,821           3,033
---------     --------      --------    ---------      --------    ---------      --------        --------
  (38,981)     (24,622)      (48,072)     (44,081)      (55,018)     (42,737)       (6,265)         (3,196)
       --           --            --           --            --           --          (474)             --
   (1,927)        (940)       (1,922)      (2,290)         (951)        (828)         (626)             --(b)
       --           --            --           --            --           --           (32)             --
     (802)        (455)         (783)        (623)         (803)        (524)         (212)             --(b)
       --           --            --           --            --           --           (12)             --
      (14)          --            --           --            --           --            --              --
---------     --------      --------    ---------      --------    ---------      --------        --------
  (41,724)     (26,017)      (50,777)     (46,994)      (56,772)     (44,089)       (7,621)         (3,196)
---------     --------      --------    ---------      --------    ---------      --------        --------
  244,229      187,226       252,076      229,453       296,548      224,558        54,786           6,409
   55,814      207,582        26,687           --            --      132,470            --         113,243
    3,150        1,664         2,675        3,881         2,610        4,757           897              --(b)
 (119,865)     (98,172)     (182,629)    (199,344)     (134,162)    (148,078)      (24,372)         (9,231)
---------     --------      --------    ---------      --------    ---------      --------        --------
  183,328      298,300        98,809       33,990       164,996      213,707        31,311         110,421
---------     --------      --------    ---------      --------    ---------      --------        --------
  194,821      300,743       133,108       43,971       172,560      219,476        32,511         110,258
  551,338      250,595       770,879      726,908       755,952      536,476       110,258              --
---------     --------      --------    ---------      --------    ---------      --------        --------
 $746,159     $551,338      $903,987    $ 770,879      $928,512    $ 755,952      $142,769        $110,258
=========     ========      ========    =========      ========    =========      ========        ========
   24,230       18,923        25,308       23,794        31,146       23,912         5,441             644
    5,521       20,926         2,663           --            --       14,063            --          11,324
      312          169           268          404           274          508            89              --(b)
  (11,889)      (9,913)      (18,328)     (20,680)      (14,088)     (15,750)       (2,418)           (927)
---------     --------      --------    ---------      --------    ---------      --------        --------
   18,174       30,105         9,911        3,518        17,332       22,733         3,112          11,041
=========     ========      ========    =========      ========    =========      ========        ========


See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS                        For the Year Ended June 30, 1998
(Amounts in Thousands)

                                                              LIMITED      INTERMEDIATE
                                                             VOLATILITY        BOND         INCOME BOND
                                                             BOND FUND         FUND            FUND
                                                             ----------    -------------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Total investment income..................................  $   39,059     $    45,644     $    62,087
  Net expenses.............................................      (3,245)         (3,920)         (5,315)
                                                             ----------     -----------     -----------
     Net investment income (loss)..........................      35,814          41,724          56,772
Adjustments to reconcile net investment income to net cash
  provided (used) by operating activities:
  (Amortization)/accretion of discount/premium.............      (2,611)         (1,104)         (1,407)
  Change in interest and dividends receivable..............        (659)         (1,144)           (131)
  Change in accrued expenses and other payables............         109             159             168
                                                             ----------     -----------     -----------
  Total adjustments........................................      (3,161)         (2,089)         (1,370)
                                                             ----------     -----------     -----------
     Net cash provided (used) by operating activities......      32,653          39,635          55,402
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales of short-term investments............   2,964,519       5,141,279       5,185,917
  Proceeds from sales of long-term investments.............     355,314         383,504         252,284
  Purchases of short-term investments......................  (3,004,791)     (5,193,473)     (5,185,936)
  Purchases of long-term investments.......................    (333,519)       (512,683)       (416,548)
  Purchases of short-term investments with cash received as
     collateral from securities lending....................     (55,051)       (122,850)       (148,916)
  Mark to market of futures................................          --              30              32
                                                             ----------     -----------     -----------
     Net cash provided (used) by investing activities......     (73,528)       (304,193)       (313,167)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued..............................     162,120         299,301         296,540
  Cost of shares redeemed..................................    (142,553)       (119,859)       (134,122)
  Distributions paid to shareholders.......................     (35,891)        (40,884)        (56,179)
  Dividends reinvested.....................................       2,149           3,150           2,610
  Collateral received from securities lending..............      55,051         122,850         148,916
                                                             ----------     -----------     -----------
     Net cash provided (used) by financing activities......      40,876         264,558         257,765
Net increase (decrease) in cash............................           1              --              --
Cash at beginning of period................................          --              --              --
                                                             ----------     -----------     -----------
Cash at end of period......................................  $        1     $        --     $        --
                                                             ==========     ===========     ===========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund, and the Treasury & Agency Fund (individually a "Fund," collectively the "Funds") only. Each Fund is a diversified mutual fund.

   The Funds' investment objectives are as follows:

                     FUND                                            OBJECTIVE
                     ----                                            ---------
         Ultra Short-Term Income Fund       A high level of current income consistent with low
                                             volatility of principal by investing in a diversified
                                             portfolio of short-term investment grade securities.

         Limited Volatility Bond Fund       Current income consistent with the preservation of capital through investment in high and medium-grade fixed-income
                                             securities.

         Intermediate Bond Fund             Current income consistent with the preservation of capital through investments in high and medium-grade fixed-income
                                             securities with intermediate maturities.

         Government Bond Fund               A high level of current income with liquidity and safety of principal.

         Income Bond Fund                   A high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt
                                             securities.

         Treasury & Agency Fund             A high level of current income by investing in U.S. Treasury and other U.S. Agency obligations with a primary, but not
                                             exclusive, focus on issues that produce income exempt from state income taxes.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Invest-ments for which there are no such quotations or valuations are carried at fair value as determined by the Fair Value Committee which is

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

       comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company (the "Administrator") under the direction of the Board of Trustees.

       REPURCHASE AGREEMENTS

       The Funds (except for the Treasury & Agency Fund) may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       WRITTEN OPTIONS

       The Funds (except for the Limited Volatility Bond Fund and the Treasury & Agency Fund) may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

       FUTURES CONTRACTS

       The Funds (except for the Limited Volatility Bond Fund and the Treasury & Agency Fund) may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

       INDEXED SECURITIES

       The Funds (except for the Limited Volatility Bond Fund and the Treasury & Agency Fund) may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

       MORTGAGE ROLLS

       The Funds (except for the Treasury & Agency Fund) may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

       SECURITIES LENDING

       To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1998, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                MARKET VALUE   MARKET VALUE   MARKET VALUE
                                                                  OF CASH      OF NON-CASH     OF LOANED
                                                                 COLLATERAL     COLLATERAL     SECURITIES
                                                                ------------   ------------   ------------
                  Limited Volatility Bond Fund................    $ 55,051       $85,299        $135,236
                  Intermediate Bond Fund......................     122,850        55,018         172,710
                  Government Bond Fund........................      49,499            --          48,395
                  Income Bond Fund............................     148,916        58,526         201,185
                  Treasury & Agency Fund......................      17,229            --          16,847

       The loaned securities were fully collateralized by cash, U.S. Government securities, and commercial paper as of June 30, 1998.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

       ORGANIZATION COSTS

       Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary Class, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active funds. The Funds are each authorized to issue Fiduciary Class, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of June 30, 1998, no shareholders were in Class C of the Funds except for the Intermediate Bond Fund. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ending June 30, 1998 and 1997.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998
(Amounts in Thousands)

                                                       ULTRA SHORT-TERM INCOME FUND   LIMITED VOLATILITY BOND FUND
                                                       ----------------------------   ----------------------------
                                                        YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                         JUNE 30,        JUNE 30,       JUNE 30,        JUNE 30,
                                                           1998            1997           1998            1997
                                                       ------------    ------------   ------------    ------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued........................   $ 185,046        $ 77,614      $ 116,789       $ 111,732
  Proceeds from shares issued in conversion..........       1,303              --         41,843              --
  Dividends reinvested...............................          28             148          1,189           2,151
  Cost of shares redeemed............................    (112,580)        (21,314)      (133,214)       (157,344)
                                                        ---------        --------      ---------       ---------
  Change in net assets from Fiduciary Share
     transactions....................................   $  73,797        $ 56,448      $  26,607       $ (43,461)
                                                        =========        ========      =========       =========
CLASS A SHARES:
  Proceeds from shares issued........................   $  22,649        $ 29,729      $   2,909       $   5,026
  Dividends reinvested...............................       1,798             578            722             870
  Cost of shares redeemed............................     (29,331)         (4,720)        (8,184)         (7,282)
                                                        ---------        --------      ---------       ---------
  Change in net assets from Class A Share
     transactions....................................   $  (4,884)       $ 25,587      $  (4,553)      $  (1,386)
                                                        =========        ========      =========       =========
CLASS B SHARES:
  Proceeds from shares issued........................   $   2,537        $  2,207      $     859       $     890
  Dividends reinvested...............................         127              64            238             230
  Cost of shares redeemed............................        (948)           (607)        (1,176)         (1,152)
                                                        ---------        --------      ---------       ---------
  Change in net assets from Class B Share
     transactions....................................   $   1,716        $  1,664      $     (79)      $     (32)
                                                        =========        ========      =========       =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.............................................      18,717           7,886         11,101          10,686
  Issued in conversion...............................         132              --          3,970              --
  Reinvested.........................................           3              15            113             206
  Redeemed...........................................     (11,387)         (2,166)       (12,655)        (15,059)
                                                        ---------        --------      ---------       ---------
  Change in Fiduciary Shares.........................       7,465           5,735          2,529          (4,167)
                                                        =========        ========      =========       =========
CLASS A SHARES:
  Issued.............................................       2,292           3,018            276             482
  Reinvested.........................................         182              59             69              83
  Redeemed...........................................      (2,970)           (480)          (779)           (697)
                                                        ---------        --------      ---------       ---------
  Change in Class A Shares...........................        (496)          2,597           (434)           (132)
                                                        =========        ========      =========       =========
CLASS B SHARES:
  Issued.............................................         258             225             82              85
  Reinvested.........................................          13               7             22              22
  Redeemed...........................................         (96)            (62)          (111)           (110)
                                                        ---------        --------      ---------       ---------
  Change in Class B Shares...........................         175             170             (7)             (3)
                                                        =========        ========      =========       =========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998
(Amounts in Thousands)

                                                            INTERMEDIATE BOND FUND         GOVERNMENT BOND FUND
                                                          ---------------------------   ---------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                              1998           1997           1998           1997
                                                          ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...........................   $ 201,043       $172,698      $ 234,966      $ 217,351
  Proceeds from shares issued in conversion.............      55,814        207,582         26,687             --
  Dividends reinvested..................................         963            661            720          1,826
  Cost of shares redeemed...............................    (110,226)       (91,579)      (167,601)      (181,374)
                                                           ---------       --------      ---------      ---------
  Change in net assets from Fiduciary Share
     transactions.......................................   $ 147,594       $289,362      $  94,772      $  37,803
                                                           =========       ========      =========      =========
CLASS A SHARES:
  Proceeds from shares issued...........................   $  30,840       $  9,430      $   6,410      $   9,184
  Dividends reinvested..................................       1,554            671          1,363          1,575
  Cost of shares redeemed...............................      (7,067)        (5,173)       (12,344)       (15,371)
                                                           ---------       --------      ---------      ---------
  Change in net assets from Class A Share
     transactions.......................................   $  25,327       $  4,928      $  (4,571)     $  (4,612)
                                                           =========       ========      =========      =========
CLASS B SHARES:
  Proceeds from shares issued...........................   $  11,110       $  5,098      $  10,700      $   2,918
  Dividends reinvested..................................         622            332            592            480
  Cost of shares redeemed...............................      (2,193)        (1,420)        (2,684)        (2,599)
                                                           ---------       --------      ---------      ---------
  Change in net assets from Class B Share
     transactions.......................................   $   9,539       $  4,010      $   8,608      $     799
                                                           =========       ========      =========      =========
CLASS C SHARES:
  Proceeds from shares issued...........................   $   1,236       $     --      $      --      $      --
  Dividends reinvested..................................          11             --             --             --
  Cost of shares redeemed...............................        (379)            --             --             --
                                                           ---------       --------      ---------      ---------
  Change in net assets from Class C Share
     transactions.......................................   $     868       $     --      $      --      $      --
                                                           =========       ========      =========      =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued................................................      19,955         17,457         23,598         22,536
  Issued in conversion..................................       5,521         20,926          2,663             --
  Reinvested............................................          95             67             72            190
  Redeemed..............................................     (10,935)        (9,247)       (16,821)       (18,817)
                                                           ---------       --------      ---------      ---------
  Change in Fiduciary Shares............................      14,636         29,203          9,512          3,909
                                                           =========       ========      =========      =========
CLASS A SHARES:
  Issued................................................       3,051            951            640            956
  Reinvested............................................         154             68            137            164
  Redeemed..............................................        (699)          (522)        (1,238)        (1,593)
                                                           ---------       --------      ---------      ---------
  Change in Class A Shares..............................       2,506            497           (461)          (473)
                                                           =========       ========      =========      =========
CLASS B SHARES:
  Issued................................................       1,102            515          1,070            302
  Reinvested............................................          62             34             59             50
  Redeemed..............................................        (218)          (144)          (269)          (270)
                                                           ---------       --------      ---------      ---------
  Change in Class B Shares..............................         946            405            860             82
                                                           =========       ========      =========      =========
CLASS C SHARES:
  Issued................................................         122             --             --             --
  Reinvested............................................           1             --             --             --
  Redeemed..............................................         (37)            --             --             --
                                                           ---------       --------      ---------      ---------
  Change in Class C Shares..............................          86             --             --             --
                                                           =========       ========      =========      =========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998
(Amounts in Thousands)

                                                     INCOME BOND FUND                 TREASURY & AGENCY FUND
                                               ----------------------------    ------------------------------------
                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      JANUARY 20, 1997 TO
                                                 JUNE 30,        JUNE 30,        JUNE 30,            JUNE 30,
                                                   1998            1997            1998               1997(A)
                                               ------------    ------------    -------------    -------------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued..............     $ 282,984       $ 210,985        $  7,487            $  6,235
  Proceeds from shares issued in
     conversion............................            --         132,470              --             113,243
  Dividends reinvested.....................         1,242           3,766             373                  --(b)
  Cost of shares redeemed..................      (124,033)       (142,285)        (23,978)             (9,231)
                                                ---------       ---------        --------            --------
  Change in net assets from Fiduciary Share
     transactions..........................     $ 160,193       $ 204,936        $(16,118)           $110,247
                                                =========       =========        ========            ========
CLASS A SHARES:
  Proceeds from shares issued..............     $   6,801       $   7,637        $ 34,752            $     94
  Dividends reinvested.....................           770             647             417                  --(b)
  Cost of shares redeemed..................        (7,302)         (4,192)           (121)                 --
                                                ---------       ---------        --------            --------
  Change in net assets from Class A Share
     transactions..........................     $     269       $   4,092        $ 35,048            $     94
                                                =========       =========        ========            ========
CLASS B SHARES:
  Proceeds from shares issued..............     $   6,763       $   5,936        $ 12,547            $     80
  Dividends reinvested.....................           598             344             107                  --(b)
  Cost of shares redeemed..................        (2,827)         (1,601)           (273)                 --(b)
                                                ---------       ---------        --------            --------
  Change in net assets from Class B Share
     transactions..........................     $   4,534       $   4,679        $ 12,381            $     80
                                                =========       =========        ========            ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued...................................        29,726          22,470             743                 627
  Issued in conversion.....................            --          14,063              --              11,324
  Reinvested...............................           131             403              37                  --(b)
  Redeemed.................................       (13,025)        (15,133)         (2,379)               (927)
                                                ---------       ---------        --------            --------
  Change in Fiduciary Shares...............        16,832          21,803          (1,599)             11,024
                                                =========       =========        ========            ========
CLASS A SHARES:
  Issued...................................           715             814           3,452                   9
  Reinvested...............................            81              69              41                  --(b)
  Redeemed.................................          (768)           (448)            (12)                 --
                                                ---------       ---------        --------            --------
  Change in Class A Shares.................            28             435           3,481                   9
                                                =========       =========        ========            ========
CLASS B SHARES:
  Issued...................................           705             628           1,246                   8
  Reinvested...............................            62              36              11                  --(b)
  Redeemed.................................          (295)           (169)            (27)                 --(b)
                                                ---------       ---------        --------            --------
  Change in Class B Shares.................           472             495           1,230                   8
                                                =========       =========        ========            ========

------------

(a) Period from commencement of operations.
(b) Amounts are less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Income Bond Fund, the Intermediate Bond Fund and the Limited Volatility Bond Fund; 0.55% of the Ultra Short-Term Income Fund; 0.45% of the Government Bond Fund; and 0.40% of the Treasury & Agency Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.75% of average daily net assets of the Class B Shares of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B Shares of the Intermediate Bond Fund, the Government Bond Fund and the Income Bond Fund and 0.90% of the average daily net assets of the Class C Shares of the Intermediate Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the year ended June 30, 1998, the Distributor received $1,877,779 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which the Distributor re-allowed $1,866,957 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1998, fees in the following amounts were waived (amounts in thousands):

                                                              INVESTMENT                         12B-1 FEES
                                                               ADVISORY                            WAIVED
                                                                 FEES        ADMINISTRATION   -----------------
                                                                WAIVED        FEES WAIVED     CLASS A   CLASS B
                                                                ------        -----------     -------   -------
           Ultra Short-Term Income Fund....................     $  698            $335          $37       $ 9
           Limited Volatility Bond Fund....................      1,700              --           18        12
           Intermediate Bond Fund..........................      1,726              --           32        15
           Government Bond Fund............................         80             326           33        15
           Income Bond Fund................................      1,691              --           15        14
           Treasury & Agency Fund..........................        232             121           11        10

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the year ended June 30, 1998 were as follows (amounts in thousands):

                                                            PURCHASES    SALES
                                                            ---------   --------
        Ultra Short-Term Income Fund......................  $162,771    $ 79,715
        Limited Volatility Bond Fund......................   333,519     355,314
        Intermediate Bond Fund............................   512,683     383,504
        Government Bond Fund..............................   839,328     761,985
        Income Bond Fund..................................   416,548     252,284
        Treasury & Agency Fund............................    78,500      51,034

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities.

7. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

   issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                 NET ASSET
                                                                                   VALUE
                                                           SHARES   NET ASSETS   PER SHARE     UNREALIZED
                                                           ISSUED   CONVERTED      ISSUED     APPRECIATION
                                                           ------   ----------   ----------   ------------
        Ultra Short-Term Income Fund.....................     132    $  1,303      $ 9.89        $   --
        Limited Volatility Bond Fund.....................   3,970      41,843       10.54           254
        Intermediate Bond Fund...........................   5,521      55,814       10.11           639
        Government Bond Fund.............................   2,663      26,687       10.02           127

  On January 20, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                 NET ASSET
                                                                                   VALUE
                                                           SHARES   NET ASSETS   PER SHARE     UNREALIZED
                                                           ISSUED   CONVERTED      ISSUED     APPRECIATION
                                                           ------   ----------   ----------   ------------
        Income Bond Fund.................................  14,063    $132,470      $ 9.42        $4,511
        Intermediate Bond Fund...........................  20,926     207,582        9.92         1,740
        Treasury & Agency Fund...........................  11,324     113,243       10.00         1,909

8. FEDERAL TAX INFORMATION (UNAUDITED):

   The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 1998 (amounts in thousands):

                                                              20%             28%
                          FUND                            DISTRIBUTION   DISTRIBUTIONS
                          ----                            ------------   -------------
Treasury & Agency Fund..................................      $241            $37

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

  At June 30, 1998 the following funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                  CAPITAL LOSS
                                                                  CARRYFORWARDS   EXPIRES
                                                                  -------------   -------
    Ultra Short-Term Income Fund................................     $ 2,283       2003
    Ultra Short-Term Income Fund................................       1,065       2004
    Ultra Short-Term Income Fund................................         682       2005
    Ultra Short-Term Income Fund................................         139       2006
    Limited Volatility Bond Fund................................         197       2000
    Limited Volatility Bond Fund................................         165       2001
    Limited Volatility Bond Fund................................         443       2002
    Limited Volatility Bond Fund................................       2,720       2003
    Limited Volatility Bond Fund................................       3,301       2004
    Limited Volatility Bond Fund................................         651       2005
    Limited Volatility Bond Fund................................       2,646       2006
    Intermediate Bond Fund......................................          47       2000
    Intermediate Bond Fund......................................         845       2001
    Intermediate Bond Fund......................................       1,321       2002
    Intermediate Bond Fund......................................       1,980       2003
    Intermediate Bond Fund......................................         530       2005
    Government Bond Fund........................................       9,225       2003
    Government Bond Fund........................................       5,314       2004
    Income Bond Fund............................................      50,654       2003
    Income Bond Fund............................................       1,963       2004
    Income Bond Fund............................................       2,229       2006

  Capital losses incurred after October 31 within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 1999 (amounts in thousands):

                            FUND                              AMOUNT
                            ----                              -------
Limited Volatility Bond Fund................................  $ 3,536
Income Bond Fund............................................   13,376

9. SUBSEQUENT EVENTS:

    On May 21, 1998, the Board of Trustees approved an agreement and plan of reorganization and liquidation ("the Plan") with the Marquis Family of Funds (the "Marquis Funds"). Under the Plan, the assets and liabilities of each Marquis fund were transferred to a comparable One Group fund. Shares of the comparable One Group fund were distributed to the Marquis shareholders in a complete liquidation of each Marquis fund. A special Shareholder Meeting to approve the plan was held on July 30, 1998. In a tax-free exchange on August 10, 1998, net assets of the Marquis funds were exchanged for shares of a corresponding fund of The One Group as follows (amounts in thousands):

                                    SHARES                                  NET ASSETS
          ONE GROUP FUND            ISSUED           MARQUIS FUND            CONVERTED
          --------------            -------   ---------------------------   -----------
Government Bond...................   14,229    Government Securities Fund    $144,002
Income Bond.......................    1,784    Strategic Income Bond Fund      16,989

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             ULTRA SHORT-TERM INCOME FUND
                                                                -------------------------------------------------------
                                                                                       FIDUCIARY
                                                                -------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                                -------------------------------------------------------
                                                                  1998        1997       1996        1995        1994
                                                                --------    --------    -------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $   9.87    $   9.79    $  9.84    $   9.85    $  10.03
                                                                --------    --------    -------    --------    --------
Investment Activities:
  Net investment income.....................................        0.59        0.62       0.62        0.55        0.36
  Net realized and unrealized gains (losses) from
    investments and futures.................................      (0.01)        0.05      (0.07)      (0.05)      (0.15)
                                                                --------    --------    -------    --------    --------
    Total from Investment Activities........................        0.58        0.67       0.55        0.50        0.21
                                                                --------    --------    -------    --------    --------
Distributions:
  Net investment income.....................................       (0.58)      (0.59)     (0.60)      (0.48)      (0.37)
  In excess of net investment income........................          --          --         --       (0.03)      (0.02)
                                                                --------    --------    -------    --------    --------
    Total Distributions.....................................       (0.58)      (0.59)     (0.60)      (0.51)      (0.39)
                                                                --------    --------    -------    --------    --------
NET ASSET VALUE,
  END OF PERIOD.............................................    $   9.87    $   9.87    $  9.79    $   9.84    $   9.85
                                                                ========    ========    =======    ========    ========
Total Return................................................        6.00%       7.14%      5.71%       5.14%       2.16%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $188,133    $114,413    $57,276    $ 51,050    $139,593
  Ratio of expenses to average net assets...................        0.30%       0.35%      0.45%       0.61%       0.65%
  Ratio of net investment income to average net assets......        5.92%       6.02%      6.20%       5.18%       3.70%
  Ratio of expenses to average net assets*..................        0.81%       0.81%      1.06%       1.01%       0.81%
  Ratio of net investment income to average net assets*.....        5.41%       5.56%      5.59%       4.78%       3.54%
  Portfolio Turnover (a)....................................       41.15%      70.36%     67.65%       2.91%     242.20%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          ULTRA SHORT-TERM INCOME FUND
                                                                -------------------------------------------------
                                                                                     CLASS A
                                                                -------------------------------------------------

                                                                               YEAR ENDED JUNE 30,
                                                                -------------------------------------------------
                                                                 1998       1997       1996      1995      1994
                                                                -------    -------    ------    ------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  9.87    $  9.78    $ 9.83    $ 9.84    $ 10.03
                                                                -------    -------    ------    ------    -------
Investment Activities:
  Net investment income.....................................       0.56       0.58      0.58      0.52       0.36
  Net realized and unrealized gains (losses) from
    investments and futures.................................      (0.01)      0.09     (0.06)    (0.06)     (0.17)
                                                                -------    -------    ------    ------    -------
    Total from Investment Activities........................       0.55       0.67      0.52      0.46       0.19
                                                                -------    -------    ------    ------    -------
Distributions:
  Net investment income.....................................      (0.55)     (0.58)    (0.57)    (0.46)     (0.34)
  In excess of net investment income........................         --         --        --     (0.01)     (0.04)
                                                                -------    -------    ------    ------    -------
    Total Distributions.....................................      (0.55)     (0.58)    (0.57)    (0.47)     (0.38)
                                                                -------    -------    ------    ------    -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  9.87    $  9.87    $ 9.78    $ 9.83    $  9.84
                                                                =======    =======    ======    ======    =======
Total Return (Excludes Sales Charge)........................       5.75%      7.00%     5.42%     4.84%      1.95%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $24,747    $29,643    $3,969    $4,631    $19,053
  Ratio of expenses to average net assets...................       0.54%      0.61%     0.70%     0.86%      0.89%
  Ratio of net investment income to average net assets......       5.66%      5.78%     5.95%     4.88%      3.54%
  Ratio of expenses to average net assets*..................       1.15%      1.17%     1.41%     1.36%      1.14%
  Ratio of net investment income to average net assets*.....       5.05%      5.22%     5.24%     4.38%      3.29%
  Portfolio Turnover (a)....................................      41.15%     70.36%    67.65%     2.91%    242.20%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            ULTRA SHORT-TERM INCOME FUND
                                                                ----------------------------------------------------
                                                                                      CLASS B
                                                                ----------------------------------------------------

                                                                                                         JANUARY 14,
                                                                         YEAR ENDED JUNE 30,               1994 TO
                                                                -------------------------------------     JUNE 30,
                                                                 1998      1997      1996      1995        1994(A)
                                                                ------    ------    ------    -------    -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 9.81    $ 9.76    $ 9.84    $  9.86      $  9.98
                                                                ------    ------    ------    -------      -------
Investment Activities:
  Net investment income.....................................      0.52      0.54      0.52       0.47         0.12
  Net realized and unrealized gains (losses) from
    investments and futures.................................     (0.01)     0.05     (0.07)     (0.04)       (0.11)
                                                                ------    ------    ------    -------      -------
    Total from Investment Activities........................      0.51      0.59      0.45       0.43         0.01
                                                                ------    ------    ------    -------      -------
Distributions:
  Net investment income.....................................     (0.51)    (0.54)    (0.53)     (0.45)       (0.12)
  In excess of net investment income........................        --        --        --         --        (0.01)
                                                                ------    ------    ------    -------      -------
    Total Distributions.....................................     (0.51)    (0.54)    (0.53)     (0.45)       (0.13)
                                                                ------    ------    ------    -------      -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 9.81    $ 9.81    $ 9.76    $  9.84      $  9.86
                                                                ======    ======    ======    =======      =======
Total Return (Excludes Sales Charge)........................      5.32%     6.22%     4.63%      4.77%       (0.09%)(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $4,531    $2,818    $1,144    $   160      $    15
  Ratio of expenses to average net assets...................      0.99%     1.07%     1.20%      1.31%        1.41%(c)
  Ratio of net investment income to average net assets......      5.23%     5.18%     5.45%      4.91%        3.49%(c)
  Ratio of expenses to average net assets*..................      1.75%     1.81%     2.06%      1.96%        1.83%(c)
  Ratio of net investment income to average net assets*.....      4.47%     4.44%     4.59%      4.26%        3.07%(c)
  Portfolio Turnover (d)....................................     41.15%    70.36%    67.65%      2.91%      242.20%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             LIMITED VOLATILITY BOND FUND
                                                               --------------------------------------------------------
                                                                                      FIDUCIARY
                                                               --------------------------------------------------------

                                                                                 YEAR ENDED JUNE 30,
                                                               --------------------------------------------------------
                                                                 1998        1997        1996        1995        1994
                                                               --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................    $  10.47    $  10.42    $  10.53    $  10.33    $  10.87
                                                               --------    --------    --------    --------    --------
Investment Activities:
  Net investment income....................................        0.63        0.63        0.64        0.60        0.54
  Net realized and unrealized gains (losses) from
    investments and futures................................        0.04        0.05       (0.11)       0.19       (0.45)
                                                               --------    --------    --------    --------    --------
    Total from Investment Activities.......................        0.67        0.68        0.53        0.79        0.09
                                                               --------    --------    --------    --------    --------
Distributions:
  Net investment income....................................       (0.63)      (0.63)      (0.64)      (0.59)      (0.55)
  In excess of net investment income.......................          --          --          --          --       (0.02)
  Net realized gains.......................................          --          --          --          --       (0.06)
                                                               --------    --------    --------    --------    --------
    Total Distributions....................................       (0.63)      (0.63)      (0.64)      (0.59)      (0.63)
                                                               --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD............................................    $  10.51    $  10.47    $  10.42    $  10.53    $  10.33
                                                               ========    ========    ========    ========    ========
Total Return...............................................        6.59%       6.75%       5.13%       7.96%       0.79%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................    $592,669    $563,979    $604,916    $410,746    $447,394
  Ratio of expenses to average net assets..................        0.53%       0.51%       0.51%       0.52%       0.50%
  Ratio of net investment income to average net assets.....        6.01%       6.06%       6.06%       5.82%       5.10%
  Ratio of expenses to average net assets*.................        0.82%       0.81%       0.82%       0.85%       0.85%
  Ratio of net investment income to average
    net assets*............................................        5.72%       5.76%       5.75%       5.49%       4.75%
  Portfolio Turnover (a)...................................       56.99%      66.61%      75.20%      76.43%      30.61%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           LIMITED VOLATILITY BOND FUND
                                                                ---------------------------------------------------
                                                                                      CLASS A
                                                                ---------------------------------------------------

                                                                                YEAR ENDED JUNE 30,
                                                                ---------------------------------------------------
                                                                 1998       1997       1996       1995       1994
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.46    $ 10.41    $ 10.52    $ 10.32    $ 10.87
                                                                -------    -------    -------    -------    -------
Investment Activities:
  Net investment income.....................................       0.61       0.61       0.63       0.56       0.52
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.04       0.05      (0.13)      0.21      (0.46)
                                                                -------    -------    -------    -------    -------
    Total from Investment Activities........................       0.65       0.66       0.50       0.77       0.06
                                                                -------    -------    -------    -------    -------
Distributions:
  Net investment income.....................................      (0.61)     (0.61)     (0.61)     (0.56)     (0.51)
  In excess of net investment income........................         --         --         --      (0.01)     (0.04)
  Net realized gains........................................         --         --         --         --      (0.06)
                                                                -------    -------    -------    -------    -------
    Total Distributions.....................................      (0.61)     (0.61)     (0.61)     (0.57)     (0.61)
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.50    $ 10.46    $ 10.41    $ 10.52    $ 10.32
                                                                =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)........................       6.32%      6.47%      4.86%      7.67%      0.49%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $15,582    $20,055    $21,343    $12,516    $15,216
  Ratio of expenses to average net assets...................       0.78%      0.76%      0.76%      0.77%      0.75%
  Ratio of net investment income to average net assets......       5.77%      5.81%      5.81%      5.57%      4.92%
  Ratio of expenses to average net assets*..................       1.17%      1.16%      1.17%      1.20%      1.20%
  Ratio of net investment income to average
    net assets*.............................................       5.38%      5.41%      5.40%      5.14%      4.47%
  Portfolio Turnover (a)....................................      56.99%     66.61%     75.20%     76.43%     30.61%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           LIMITED VOLATILITY BOND FUND
                                                                ---------------------------------------------------
                                                                                      CLASS B
                                                                ---------------------------------------------------

                                                                                                        JANUARY 14,
                                                                        YEAR ENDED JUNE 30,               1994 TO
                                                                ------------------------------------     JUNE 30,
                                                                 1998      1997      1996      1995       1994(A)
                                                                ------    ------    ------    ------    -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $10.53    $10.49    $10.60    $10.40      $10.78
                                                                ------    ------    ------    ------      ------
Investment Activities:
  Net investment income.....................................      0.58      0.55      0.55      0.53        0.17
  Net realized and unrealized gains (losses) from
    investments
    and futures.............................................      0.04      0.04     (0.10)     0.19       (0.37)
                                                                ------    ------    ------    ------      ------
    Total from Investment Activities........................      0.62      0.59      0.45      0.72       (0.20)
                                                                ------    ------    ------    ------      ------
Distributions:
  Net investment income.....................................     (0.58)    (0.55)    (0.56)    (0.52)      (0.15)
  In excess of net realized gains...........................        --        --        --        --       (0.03)
                                                                ------    ------    ------    ------      ------
    Total Distributions.....................................     (0.58)    (0.55)    (0.56)    (0.52)      (0.18)
                                                                ------    ------    ------    ------      ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $10.57    $10.53    $10.49    $10.60      $10.40
                                                                ======    ======    ======    ======      ======
Total Return (Excludes Sales Charge)........................      5.98%     5.74%     4.28%     7.18%      (1.81%)(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $4,851    $4,920    $4,923    $2,906      $1,974
  Ratio of expenses to average net assets...................      1.11%     1.20%     1.26%     1.28%       1.26%(c)
  Ratio of net investment income to average net assets......      5.44%     5.21%     5.31%     5.10%       4.39%(c)
  Ratio of expenses to average net assets*..................      1.64%     1.81%     1.82%     1.86%       1.86%(c)
  Ratio of net investment income to average net assets*.....      4.91%     4.60%     4.75%     4.52%       3.79%(c)
  Portfolio Turnover (d)....................................     56.99%    66.61%    75.20%    76.43%      30.61%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                INTERMEDIATE BOND FUND
                                                                -------------------------------------------------------
                                                                                       FIDUCIARY
                                                                -------------------------------------------------------

                                                                                  YEAR ENDED JUNE 30,
                                                                -------------------------------------------------------
                                                                  1998        1997        1996        1995       1994
                                                                --------    --------    --------    --------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $   9.92    $   9.84    $  10.01    $   9.72    $ 10.51
                                                                --------    --------    --------    --------    -------
Investment Activities:
  Net investment income.....................................        0.64        0.65        0.66        0.66       0.60
  Net realized and unrealized gains (losses) from
    investments and futures.................................        0.20        0.08       (0.17)       0.29      (0.67)
                                                                --------    --------    --------    --------    -------
    Total from Investment Activities........................        0.84        0.73        0.49        0.95      (0.07)
                                                                --------    --------    --------    --------    -------
Distributions:
  Net investment income.....................................       (0.64)      (0.65)      (0.66)      (0.66)     (0.60)
  In excess of net investment income........................          --          --          --          --      (0.02)
  Net realized gains........................................          --          --          --          --      (0.10)
                                                                --------    --------    --------    --------    -------
    Total Distributions.....................................       (0.64)      (0.65)      (0.66)      (0.66)     (0.72)
                                                                --------    --------    --------    --------    -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  10.12    $   9.92    $   9.84    $  10.01    $  9.72
                                                                ========    ========    ========    ========    =======
Total Return................................................        8.71%       7.68%       4.95%      10.15%     (0.74%)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $680,800    $522,423    $230,812    $191,216    $98,483
  Ratio of expenses to average net assets...................        0.56%       0.54%       0.54%       0.56%      0.32%
  Ratio of net investment income to average net assets......        6.37%       6.63%       6.56%       6.88%      6.04%
  Ratio of expenses to average net assets*..................        0.83%       0.81%       0.87%       0.99%      0.87%
  Ratio of net investment income to average net assets*.....        6.10%       6.36%       6.23%       6.45%      5.49%
  Portfolio Turnover (a)....................................       60.08%      55.91%     101.06%      99.71%     85.62%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INTERMEDIATE BOND FUND
                                                                ---------------------------------------------
                                                                                   CLASS A
                                                                ---------------------------------------------

                                                                                                 NOVEMBER 30,
                                                                     YEAR ENDED JUNE 30,           1994 TO
                                                                -----------------------------      JUNE 30,
                                                                 1998       1997       1996        1995(A)
                                                                -------    -------    -------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  9.95    $  9.87    $ 10.04       $ 9.45
                                                                -------    -------    -------       ------
Investment Activities:
  Net investment income.....................................       0.62       0.63       0.64         0.37
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.20       0.08     (0.17)         0.59
                                                                -------    -------    -------       ------
    Total from Investment Activities........................       0.82       0.71       0.47         0.96
                                                                -------    -------    -------       ------
Distributions:
  Net investment income.....................................      (0.62)     (0.63)     (0.64)       (0.37)
                                                                -------    -------    -------       ------
    Total Distributions.....................................      (0.62)     (0.63)     (0.64)       (0.37)
                                                                -------    -------    -------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.15    $  9.95    $  9.87       $10.04
                                                                =======    =======    =======       ======
Total Return (Excludes Sales Charge)........................       8.47%      7.40%      4.77%       10.29%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $44,567    $18,763    $13,706       $4,941
  Ratio of expenses to average net assets...................       0.81%      0.78%      0.79%        0.83%(c)
  Ratio of net investment income to average net assets......       6.12%      6.35%      6.31%        6.64%(c)
  Ratio of expenses to average net assets*..................       1.18%      1.16%      1.22%        1.66%(c)
  Ratio of net investment income to average net assets*.....       5.75%      5.97%      5.88%        5.81%(c)
  Portfolio Turnover (d)....................................      60.08%     55.91%    101.06%       99.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INTERMEDIATE BOND FUND
                                                                ---------------------------------------------
                                                                                   CLASS B
                                                                ---------------------------------------------

                                                                                                 NOVEMBER 30,
                                                                     YEAR ENDED JUNE 30,           1994 TO
                                                                -----------------------------      JUNE 30,
                                                                 1998       1997       1996        1995(A)
                                                                -------    -------    -------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  9.92    $  9.83    $ 10.01       $ 9.45
                                                                -------    -------    -------       ------
Investment Activities:
  Net investment income.....................................       0.55       0.56       0.58         0.23
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.20       0.09      (0.18)        0.56
                                                                -------    -------    -------       ------
    Total from Investment Activities........................       0.75       0.65       0.40         0.79
                                                                -------    -------    -------       ------
Distributions:
  Net investment income.....................................      (0.55)     (0.56)     (0.58)       (0.23)
                                                                -------    -------    -------       ------
    Total Distributions.....................................      (0.55)     (0.56)     (0.58)       (0.23)
                                                                -------    -------    -------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.12    $  9.92    $  9.83       $10.01
                                                                =======    =======    =======       ======
Total Return (Excludes Sales Charge)........................       7.78%      6.83%      4.10%        8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $19,924    $10,152    $ 6,077       $  266
  Ratio of expenses to average net assets...................       1.46%      1.44%      1.44%        1.51%(c)
  Ratio of net investment income to average net assets......       5.47%      5.71%      5.66%        6.15%(c)
  Ratio of expenses to average net assets*..................       1.83%      1.81%      1.87%        2.34%(c)
  Ratio of net investment income to average net assets*.....       5.10%      5.34%      5.23%        5.31%(c)
  Portfolio Turnover (d)....................................      60.08%     55.91%    101.06%       99.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INTERMEDIATE BOND FUND
                                                                ----------------------
                                                                       CLASS C
                                                                ----------------------
                                                                     NOVEMBER 4,
                                                                       1997 TO
                                                                       JUNE 30,
                                                                       1998(A)
                                                                ----------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................            $10.07
                                                                        ------
Investment Activities:
  Net investment income.....................................              0.73
  Net realized and unrealized gains (losses) from
    investments and futures.................................              0.07
                                                                        ------
    Total from Investment Activities........................              0.80
                                                                        ------
Distributions:
  Net investment income.....................................             (0.73)
                                                                        ------
    Total Distributions.....................................             (0.73)
                                                                        ------
NET ASSET VALUE,
  END OF PERIOD.............................................            $10.14
                                                                        ======
Total Return (Excludes Sales Charge)........................              8.20%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................            $  868
  Ratio of expenses to average net assets...................              1.46%(c)
  Ratio of net investment income to average net assets......              5.44%(c)
  Ratio of expenses to average net assets*..................              1.82%(c)
  Ratio of net investment income to average net assets*.....              5.08%(c)
  Portfolio Turnover (d)....................................             60.08%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 GOVERNMENT BOND FUND
                                                               --------------------------------------------------------
                                                                                      FIDUCIARY
                                                               --------------------------------------------------------

                                                                                 YEAR ENDED JUNE 30,
                                                               --------------------------------------------------------
                                                                 1998        1997        1996        1995        1994
                                                               --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................    $   9.69    $   9.56    $   9.81    $   9.35    $  10.15
                                                               --------    --------    --------    --------    --------
Investment Activities:
  Net investment income....................................        0.60        0.62        0.62        0.62        0.51
  Net realized and unrealized gains (losses) from
    investments and futures................................        0.42        0.13       (0.25)       0.46       (0.77)
                                                               --------    --------    --------    --------    --------
    Total from Investment Activities.......................        1.02        0.75        0.37        1.08       (0.26)
                                                               --------    --------    --------    --------    --------
Distributions:
  Net investment income....................................       (0.60)      (0.62)      (0.62)      (0.61)      (0.50)
  In excess of net investment income.......................          --          --          --       (0.01)      (0.02)
  In excess of net realized gains..........................          --          --          --          --       (0.02)
                                                               --------    --------    --------    --------    --------
    Total Distributions....................................       (0.60)      (0.62)      (0.62)      (0.62)      (0.54)
                                                               --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD............................................    $  10.11    $   9.69    $   9.56    $   9.81    $   9.35
                                                               ========    ========    ========    ========    ========
Total Return...............................................       10.81%       8.10%       3.81%      12.04%      (2.73%)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................    $851,517    $724,423    $677,326    $379,826    $209,692
  Ratio of expenses to average net assets..................        0.62%       0.62%       0.68%       0.71%       0.68%
  Ratio of net investment income to average net assets.....        6.05%       6.45%       6.34%       6.65%       5.13%
  Ratio of expenses to average net assets*.................        0.67%       0.68%       0.69%       0.73%       0.71%
  Ratio of net investment income to average net assets*....        6.00%       6.39%       6.33%       6.63%       5.10%
  Portfolio Turnover (a)...................................       91.49%      60.53%      62.70%     106.14%     377.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              GOVERNMENT BOND FUND
                                                                -------------------------------------------------
                                                                                     CLASS A
                                                                -------------------------------------------------

                                                                               YEAR ENDED JUNE 30,
                                                                -------------------------------------------------
                                                                 1998       1997       1995       1994      1994
                                                                -------    -------    -------    ------    ------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  9.69    $  9.56    $  9.81    $ 9.35    $10.17
                                                                -------    -------    -------    ------    ------
Investment Activities:
  Net investment income.....................................       0.58       0.60       0.60      0.61      0.48
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.42       0.13      (0.25)     0.45     (0.79)
                                                                -------    -------    -------    ------    ------
    Total from Investment Activities........................       1.00       0.73       0.35      1.06     (0.31)
                                                                -------    -------    -------    ------    ------
Distributions:
  Net investment income.....................................      (0.58)     (0.60)     (0.60)    (0.59)    (0.47)
  In excess of net investment income........................         --         --         --     (0.01)    (0.02)
  In excess of net realized gains...........................         --         --         --        --     (0.02)
                                                                -------    -------    -------    ------    ------
    Total Distributions.....................................      (0.58)     (0.60)     (0.60)    (0.60)    (0.51)
                                                                -------    -------    -------    ------    ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.11    $  9.69    $  9.56    $ 9.81    $ 9.35
                                                                =======    =======    =======    ======    ======
Total Return (Excludes Sales Charge)........................      10.54%      7.83%      3.58%    11.84%    (3.16%)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $31,548    $34,727    $38,800    $8,130    $1,690
  Ratio of expenses to average net assets...................       0.87%      0.87%      0.93%     0.97%     0.92%
  Ratio of net investment income to average net assets......       5.80%      6.20%      6.09%     6.46%     4.84%
  Ratio of expenses to average net assets*..................       1.02%      1.03%      1.04%     1.09%     1.05%
  Ratio of net investment income to average net assets*.....       5.65%      6.04%      5.98%     6.34%     4.71%
  Portfolio Turnover (a)....................................      91.49%     60.53%     62.70%   106.14%   377.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 GOVERNMENT BOND FUND
                                                                ------------------------------------------------------
                                                                                       CLASS B
                                                                ------------------------------------------------------

                                                                                                           JANUARY 14,
                                                                          YEAR ENDED JUNE 30,                1994 TO
                                                                ---------------------------------------     JUNE 30,
                                                                 1998       1997       1996       1995       1994(A)
                                                                -------    -------    -------    ------    -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  9.69    $  9.56    $  9.81    $ 9.35      $10.04
                                                                -------    -------    -------    ------      ------
Investment Activities:
  Net investment income.....................................       0.52       0.54       0.54      0.55        0.18
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.42       0.13      (0.25)     0.46       (0.69)
                                                                -------    -------    -------    ------      ------
    Total from Investment Activities........................       0.94       0.67       0.29      1.01       (0.51)
                                                                -------    -------    -------    ------      ------
Distributions:
  Net investment income.....................................      (0.52)     (0.54)     (0.54)    (0.55)      (0.16)
  In excess of net investment income........................         --         --         --        --       (0.02)
                                                                -------    -------    -------    ------      ------
    Total Distributions.....................................      (0.52)     (0.54)     (0.54)    (0.55)      (0.18)
                                                                -------    -------    -------    ------      ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.11    $  9.69    $  9.56    $ 9.81      $ 9.35
                                                                =======    =======    =======    ======      ======
Total Return (Excludes Sales Charge)........................       9.86%      7.14%      2.95%    11.20%      (4.99%)(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $20,922    $11,729    $10,782    $2,513      $  656
  Ratio of expenses to average net assets...................       1.52%      1.52%      1.58%     1.62%       1.52%(c)
  Ratio of net investment income to average net assets......       5.14%      5.55%      5.44%     5.76%       4.60%(c)
  Ratio of expenses to average net assets*..................       1.67%      1.68%      1.69%     1.74%       1.63%(c)
  Ratio of net investment income to average net assets*.....       4.99%      5.39%      5.33%     5.64%       4.49%(c)
  Portfolio Turnover (d)....................................      91.49%     60.53%     62.70%   106.14%     377.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   INCOME BOND FUND
                                                               --------------------------------------------------------
                                                                                      FIDUCIARY
                                                               --------------------------------------------------------

                                                                                 YEAR ENDED JUNE 30,
                                                               --------------------------------------------------------
                                                                 1998        1997        1996        1995        1994
                                                               --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................    $   9.42    $   9.33    $   9.54    $   9.23    $  10.43
                                                               --------    --------    --------    --------    --------
Investment Activities:
  Net investment income                                            0.64        0.64        0.65        0.64        0.54
  Net realized and unrealized gains (losses) from
    investments and futures................................        0.09        0.09       (0.21)       0.35       (0.74)
                                                               --------    --------    --------    --------    --------
    Total from Investment Activities.......................        0.73        0.73        0.44        0.99       (0.20)
                                                               --------    --------    --------    --------    --------
Distributions:
  Net investment income....................................       (0.64)      (0.64)      (0.65)      (0.64)      (0.57)
  Net realized gains.......................................          --          --          --       (0.04)      (0.43)
                                                               --------    --------    --------    --------    --------
    Total Distributions....................................       (0.64)      (0.64)      (0.65)      (0.68)      (1.00)
                                                               --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD............................................    $   9.51    $   9.42    $   9.33    $   9.54    $   9.23
                                                               ========    ========    ========    ========    ========
Total Return...............................................        7.97%       8.10%       4.62%      11.29%      (2.54%)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................    $898,263    $730,754    $520,239    $474,124    $560,071
  Ratio of expenses to average net assets..................        0.61%       0.60%       0.59%       0.59%       0.53%
  Ratio of net investment income to average net assets.....        6.73%       6.85%       6.76%       6.94%       5.35%
  Ratio of expenses to average net assets*.................        0.81%       0.80%       0.81%       0.86%       0.85%
  Ratio of net investment income to average net assets*....        6.53%       6.65%       6.54%       6.67%       5.03%
  Portfolio Turnover (a)...................................       30.83%      55.18%      95.52%     262.25%     131.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 INCOME BOND FUND
                                                                ---------------------------------------------------
                                                                                      CLASS A
                                                                ---------------------------------------------------

                                                                                YEAR ENDED JUNE 30,
                                                                ---------------------------------------------------
                                                                 1998       1997       1996       1995       1994
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  9.41    $  9.32    $  9.54    $  9.22    $ 10.43
                                                                -------    -------    -------    -------    -------
Investment Activities:
  Net investment income.....................................       0.62       0.62       0.63       0.61       0.52
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.10       0.09      (0.23)      0.36      (0.75)
                                                                -------    -------    -------    -------    -------
    Total from Investment Activities........................       0.72       0.71       0.40       0.97      (0.23)
                                                                -------    -------    -------    -------    -------
Distributions:
  Net investment income.....................................      (0.62)     (0.62)     (0.62)     (0.60)     (0.55)
  In excess of net investment income........................         --         --         --      (0.01)        --
  Net realized gains........................................         --         --         --      (0.04)     (0.43)
                                                                -------    -------    -------    -------    -------
    Total Distributions.....................................      (0.62)     (0.62)     (0.62)     (0.65)     (0.98)
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  9.51    $  9.41    $  9.32    $  9.54    $  9.22
                                                                =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)........................       7.82%      7.85%      4.26%     10.90%     (2.33%)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $14,738    $14,325    $10,127    $ 6,796    $ 5,347
  Ratio of expenses to average net assets...................       0.86%      0.85%      0.84%      1.01%      0.78%
  Ratio of net investment income to average net assets......       6.49%      6.59%      6.51%      6.57%      5.25%
  Ratio of expenses to average net assets*..................       1.16%      1.15%      1.16%      1.38%      1.20%
  Ratio of net investment income to average net assets*.....       6.19%      6.29%      6.19%      6.20%      4.83%
  Portfolio Turnover (a)....................................      30.83%     55.18%     95.52%    262.25%    131.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   INCOME BOND FUND
                                                                ------------------------------------------------------
                                                                                       CLASS B
                                                                ------------------------------------------------------

                                                                                                           JANUARY 17,
                                                                          YEAR ENDED JUNE 30,                1994 TO
                                                                ---------------------------------------     JUNE 30,
                                                                 1998       1997       1996      1995        1994(A)
                                                                -------    -------    ------    -------    -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  9.49    $  9.40    $ 9.62    $  9.29      $  9.97
                                                                -------    -------    ------    -------      -------
Investment Activities:
  Net investment income.....................................       0.56       0.56      0.56       0.56         0.17
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.10       0.09     (0.21)      0.38        (0.70)
                                                                -------    -------    ------    -------      -------
    Total from Investment Activities........................       0.66       0.65      0.35       0.94        (0.53)
                                                                -------    -------    ------    -------      -------
Distributions:
  Net investment income.....................................      (0.56)     (0.56)    (0.57)     (0.57)       (0.15)
  Net realized gains........................................         --         --        --      (0.04)          --
                                                                -------    -------    ------    -------      -------
    Total Distributions.....................................      (0.56)     (0.56)    (0.57)     (0.61)       (0.15)
                                                                -------    -------    ------    -------      -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  9.59    $  9.49    $ 9.40    $  9.62      $  9.29
                                                                =======    =======    ======    =======      =======
Total Return (Excludes Sales Charge)........................       7.13%      7.15%     3.65%     10.63%       (5.29%)(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $15,511    $10,873    $6,110    $ 1,887      $   723
  Ratio of expenses to average net assets...................       1.51%      1.50%     1.49%      1.49%        1.45%(c)
  Ratio of net investment income to average net assets......       5.83%      5.95%     5.86%      6.16%        5.20%(c)
  Ratio of expenses to average net assets*..................       1.81%      1.80%     1.81%      1.86%        1.84%(c)
  Ratio of net investment income to average net assets*.....       5.53%      5.65%     5.54%      5.80%        4.81%(c)
  Portfolio Turnover (d)....................................      30.83%     55.18%    95.52%    262.25%      131.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   TREASURY & AGENCY FUND
                                                                ----------------------------
                                                                         FIDUCIARY
                                                                ----------------------------
                                                                  YEAR      JANUARY 20, 1997
                                                                 ENDED             TO
                                                                JUNE 30,        JUNE 30,
                                                                  1998          1997(A)
                                                                --------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.99         $  10.00
                                                                -------         --------
Investment Activities:
  Net investment income.....................................       0.62             0.28
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.15            (0.01)
                                                                -------         --------
    Total from Investment Activities........................       0.77             0.27
                                                                -------         --------
Distributions:
  Net investment income.....................................      (0.62)           (0.28)
  Net realized gains........................................      (0.05)              --
                                                                -------         --------
    Total Distributions.....................................      (0.67)           (0.28)
                                                                -------         --------
NET ASSET VALUE, END OF PERIOD..............................    $ 10.09         $   9.99
                                                                =======         ========
Total Return................................................       7.91%            2.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $95,073         $110,084
  Ratio of expenses to average net assets...................       0.35%            0.45%(c)
  Ratio of net investment income to average net assets......       6.16%            6.44%(c)
  Ratio of expenses to average net assets*..................       0.65%            0.78%(c)
  Ratio of net investment income to average net assets*.....       5.86%            6.11%(c)
  Portfolio Turnover (d)....................................      41.60%           54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   TREASURY & AGENCY FUND
                                                                ----------------------------
                                                                          CLASS A
                                                                ----------------------------
                                                                  YEAR      JANUARY 20, 1997
                                                                 ENDED             TO
                                                                JUNE 30,        JUNE 30,
                                                                  1998          1997(A)
                                                                --------    ----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  9.98          $10.00
                                                                -------          ------
Investment Activities: Net investment income................       0.63            0.29
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.16           (0.02)
                                                                -------          ------
    Total from Investment Activities........................       0.79            0.27
                                                                -------          ------
Distributions:
  Net investment income.....................................      (0.63)          (0.29)
  Net realized gains........................................      (0.05)             --
                                                                -------          ------
    Total Distributions.....................................      (0.68)          (0.29)
                                                                -------          ------
NET ASSET VALUE, END OF PERIOD..............................    $ 10.09          $ 9.98
                                                                =======          ======
Total Return (Excludes Sales Charge)........................       8.10%           2.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $35,213          $   94
  Ratio of expenses to average net assets...................       0.58%           0.71%(c)
  Ratio of net investment income to average net assets......       5.87%           6.47%(c)
  Ratio of expenses to average net assets*..................       0.98%           1.15%(c)
  Ratio of net investment income to average net assets*.....       5.47%           6.03%(c)
  Portfolio Turnover (d)....................................      41.60%          54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   TREASURY & AGENCY FUND
                                                                ----------------------------
                                                                          CLASS B
                                                                ----------------------------
                                                                  YEAR      JANUARY 20, 1997
                                                                 ENDED             TO
                                                                JUNE 30,        JUNE 30,
                                                                  1998          1997(A)
                                                                --------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.99          $10.00
                                                                -------          ------
Investment Activities:
  Net investment income.....................................       0.58            0.26
  Net realized and unrealized gains (losses) from
    investments and futures.................................       0.14           (0.01)
                                                                -------          ------
    Total from Investment Activities........................       0.72            0.25
                                                                -------          ------
Distributions:
  Net investment income.....................................      (0.58)          (0.26)
  Net realized gains........................................      (0.05)             --
                                                                -------          ------
    Total Distributions.....................................      (0.63)          (0.26)
                                                                -------          ------
NET ASSET VALUE, END OF PERIOD..............................    $ 10.08          $ 9.99
                                                                =======          ======
Total Return (Excludes Sales Charge)........................       7.33%           2.58%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $12,483          $   80
  Ratio of expenses to average net assets...................       1.08%           1.23%(c)
  Ratio of net investment income to average net assets......       5.39%           6.30%(c)
  Ratio of expenses to average net assets*..................       1.63%           1.81%(c)
  Ratio of net investment income to average net assets*.....       4.84%           5.72%(c)
  Portfolio Turnover (d)....................................      41.60%          54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund, and the Treasury & Agency Fund (six series of The One Group Family of Mutual Funds), at June 30, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets, and the cash flows of the Limited Volatility Bond Fund, the Intermediate Bond Fund and the Income Bond Fund for the periods presented and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The One Group Family of Mutual Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
August 18, 1998

Important Customer Information.
Please Read:

Shares of The One Group:

- are not deposits or obligations
  of, or guaranteed by BANC ONE
  CORPORATION or its affiliates

- are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state

- are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com

For more complete information on
any of The One Group Funds, includ-
ing management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.





BANC ONE
INVESTMENT
ADVISORS
CORPORATION
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